Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Direxion Shares ETF Trust
Entity Central Index Key	0001424958
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Direxion Auspice Broad Commodity Strategy ETF
Shareholder Report [Line Items]
Fund Name	Direxion Auspice Broad Commodity Strategy ETF
Class Name	Direxion Auspice Broad Commodity Strategy ETF
Trading Symbol	COM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Auspice Broad Commodity Strategy ETF for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Auspice Broad Commodity Strategy ETF	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Auspice Broad Commodity Strategy ETF seeks investment results, before fees and expenses, that track the Auspice Broad Commodity Index over a complete market cycle. The Auspice Broad Commodity Index seeks to capture the majority of the commodity upside returns, while seeking to mitigate downside risk. The Auspice Broad Commodity Index will use a quantitative methodology to track either long or flat positions in a diversified portfolio of 12 different commodity futures contracts, or “components”, which cover the energy, metal, and agricultural sectors. It attempts to incorporate dynamic risk management and contract rolling methods. For the Annual Period, the Auspice Broad Commodity Index returned -0.51%, while the Direxion Auspice Broad Commodity Strategy ETF returned 3.71%.
Commodities trended lower in 2023, and ended the year in red. Geopolitical tension has been a catalyst for commodity markets, as China, Ukraine, Russia, and other countries engulfed in conflict are important suppliers of different commodities, and issues in the supply chain can raise food prices. India is also playing a bigger role in commodity markets as demand increases due to population growth. As with the rest of the market, elevated inflation continued to plague commodities. Historically, higher inflation coincides with higher commodity prices, which played out over the course of the Annual Period. In 2024, metals led the group, with gold reaching all-time highs. Precious metals were especially strong performers, and COM ended the Annual Period long Gold and Silver. Agriculture and soft commodities were out of favor, and COM ended the Annual Period with very little exposure, being long only Sugar. Energy started out 2024 strong, but ended the Annual Period with poor performance, prompting COM to move out of all energy markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/30/2017)
Direxion Auspice Broad Commodity Strategy ETF	3.71	9.69	5.89
S&P 500® Index	38.02	15.27	14.28
Auspice Broad Commodity Index	-0.51	8.01	4.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 271,835,220
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,344,204
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$271,835,220
Number of Holdings	4
Net Advisory Fee	$1,344,204
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Futures Contracts	33%
Total (as % of net assets)	33%

Security Type	(%)
Short-Term Investments and Other Assets	99.0%
Futures Contracts	1.0%

Top Holdings	(%)
Dreyfus Government Cash Management Institutional Shares	98.0%
Gold February 2025 Futures	0.7%
Silver December 2024 Futures	0.5%
Sugar July 2025 Futures	0.1%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion HCM Tactical Enhanced US ETF
Shareholder Report [Line Items]
Fund Name	Direxion HCM Tactical Enhanced US ETF
Class Name	Direxion HCM Tactical Enhanced US ETF
Trading Symbol	HCMT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion HCM Tactical Enhanced US ETF for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion HCM Tactical Enhanced US ETF	$143	1.15%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion HCM Tactical Enhanced U.S. Equity Strategy ETF utilizes the HCM-BuyLine®. The HCM-BuyLine® is a tactical proprietary indicator that uses technical indicators to identify broad trends in the U.S. equity markets to determine whether to invest in U.S. equity securities or cash and cash equivalents. The objective is to try to generate outperformance when U.S. equity markets are trending higher, and as a result, it has higher risk/return characteristics.  The Fund will utilize leverage to achieve total exposure of up to 200% of the Fund’s net assets to the S&P Allocation, NASDAQ Allocation, and the Sector Allocation (together, the “Allocations”). A Sector Allocation of less than 40% may result in the Fund having less than 200% total exposure each day. When the Fund is invested in the U.S. equities market, the Fund will utilize leverage of up to 200% on a daily basis and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from up to 200% of the daily performance of the Allocations, before fees and expenses.
The Direxion HCM Tactical Enhanced U.S. Equity Strategy (HCMT) ETF was able to outperform the S&P 500 and Nasdaq 100 based on its enhanced equity exposure to the broader markets and a satellite position in the tech sector over the Annual Period. The large cap mega cap names, led by tech, continue to be at the forefront, and the Direxion HCM Tactical Enhanced U.S. Equity Strategy ETF was well-positioned to take advantage of this. For the Annual Period, the S&P 500® Index returned 38.02%, while the Direxion HCM Tactical Enhanced U.S. ETF returned 49.31%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/22/2023)
Direxion HCM Tactical Enhanced U.S. Equity Strategy ETF	49.31	27.50
S&P 500® Index	38.02	23.48
NASDAQ-100® Index	39.19	24.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 388,622,719
Holdings Count | $ / shares	509
Advisory Fees Paid, Amount	$ 3,137,384
Investment Company Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$388,622,719
Number of Holdings	509
Net Advisory Fee	$3,137,384
Portfolio Turnover	191%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	106%
Common Stocks	80%
Total (as % of net assets)	186%

Security Type	(%)
Common Stocks	80.0%
Short-Term Investments and Other Assets	16.0%
Total Return Swap Contracts	4.0%

Top Holdings	(%)
Apple, Inc.	5.7%
NVIDIA Corp.	5.4%
Microsoft Corp.	5.0%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc.	2.1%
Alphabet, Inc.	1.7%
Alphabet, Inc. Class C	1.4%
Berkshire Hathaway, Inc. Class B	1.4%
Broadcom, Inc.	1.3%
Tesla, Inc.	1.2%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion NASDAQ-100® Equal Weighted Index Shares
Shareholder Report [Line Items]
Fund Name	Direxion NASDAQ-100® Equal Weighted Index Shares
Class Name	Direxion NASDAQ-100® Equal Weighted Index Shares
Trading Symbol	QQQE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion NASDAQ-100® Equal Weighted Index Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion NASDAQ-100® Equal Weighted Index Shares	$40	0.35%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion NASDAQ-100® Equal Weighted Index Shares seeks investment results, before fees and expenses, that track the NASDAQ-100® Equal Weighted Index. The NASDAQ-100® Equal Weighted Index is the equal weighted version of the NASDAQ-100® Index which includes approximately 100 of the largest domestic and international non-financial companies listed on the NASDAQ® Stock Market based on market capitalization selected by NASDAQ, Inc., the Index Provider. Equal weighting is a method of weighting index stocks whereby the same exposure is provided to both the smallest and largest companies included in the Index. The Index is rebalanced quarterly and reconstituted annually. For the Annual Period, the NASDAQ-100® Equal Weighted Index returned 26.35%, while the Direxion NASDAQ-100® Equal Weighted Index Shares returned 26.04%.
QQQE had a strong Annual Period, as technology was widely in favor, although there were periods of volatility, and the Annual Period ended with nearly 40% of the fund in the tech sector. Consumer discretionary names made up over 12% of the portfolio, and had a strong showing, with names such as Doordash and Booking Holdings in the top 10 performers. The top performers for QQQE over the course of the Annual Period were Nvidia, returning 213.76%, ARM Holdings, returning 179.69%, and Constellation Energy, returning 130.74%. The worst performing names were Dollar Tree Inc, returning -42.02%, Intel Corp., returning -41.31%, and Moderna Inc., returning -28.66%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion NASDAQ-100® Equal Weighted Index Shares	26.04	13.27	12.51
S&P 500® Index	38.02	15.27	13.00
NASDAQ-100® Equal Weighted Index	26.35	13.61	12.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 1,278,182,402
Holdings Count | $ / shares	102
Advisory Fees Paid, Amount	$ 3,525,210
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,278,182,402
Number of Holdings	102
Net Advisory Fee	$3,525,210
Portfolio Turnover	34%

Holdings [Text Block]

Market Exposure
Common Stocks	100%
Total (as % of net assets)	100%

Index Composition	(%)
Information Technology	38.5%
Consumer Discretionary	12.7%
Health Care	11.3%
Communication Services	10.6%
Industrials	10.3%
Consumer Staples	7.6%
Utilities	4.0%
Energy	2.0%
Financials	1.1%
Materials	1.0%
Real Estate	0.9%

Top 10 Constituents of Index	(%)
Pinduoduo, Inc. ADR	1.2%
Atlassian Corp.	1.2%
Booking Holdings, Inc.	1.2%
NVIDIA Corp.	1.1%
Lululemon Athletica, Inc.	1.1%
DoorDash, Inc.	1.1%
T-Mobile US, Inc.	1.1%
Fastenal Co.	1.1%
Illumina, Inc.	1.1%
The Trade Desk, Inc.	1.1%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Work From Home ETF
Shareholder Report [Line Items]
Fund Name	Direxion Work From Home ETF
Class Name	Direxion Work From Home ETF
Trading Symbol	WFH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Work From Home ETF for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Work From Home ETF	$52	0.45%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Work From Home ETF seeks investment results, before fees and expenses, that track the Solactive Remote Work Index. The Solactive Remote Work Index is comprised of U.S. listed securities and American Depository Receipts (ADRs) of companies that provide products and services in at least one of the following business segments that facilitate the ability of people to work from home: remote communications, cyber security, online project and document management, and cloud computing technologies (“WFH Industries”). The Index consists of approximately 40 companies, namely, the top 10 ranked companies in each of the four WFH Industries. The Index is equal weighted at each semi-annual reconstitution and rebalance date. For the Annual Period, the Solactive Remote Work Index returned 31.77%, while the Direxion Work From Home ETF returned 31.94%.
WFH had a strong Annual Period, as it was highly weighted toward the technology, with over 80% of the fund in the tech sector. The top performers for WFH over the course of the Annual Period were Broadcom, returning 102.08%, DigitalOcean Holdings, returning 99.70%, and Meta Platforms, returning 82.55%. The worst performing names were Xerox Holdings, returning -32.85%, Joyy Inc., returning -13.56%, and Adobe Inc., returning -12.20%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/25/2020)
Direxion Work From Home ETF	31.94	4.63
S&P 500® Index	38.02	17.26
Solactive Remote Work Index	31.77	4.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 23,579,493
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 109,525
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$23,579,493
Number of Holdings	41
Net Advisory Fee	$109,525
Portfolio Turnover	33%

Holdings [Text Block]

Market Exposure
Common Stocks	100%
Total (as % of net assets)	100%

Index Composition	(%)
Software	55.9%
Interactive Media & Services	10.1%
IT Services	9.8%
Semiconductors & Semiconductor Equipment	5.2%
Communications Equipment	5.0%
Technology Hardware, Storage & Peripherals	4.0%
Media	2.8%
Broadline Retail	2.5%
Diversified Telecommunication Services	2.4%
Electronic Equipment, Instruments & Components	2.3%

Top 10 Constituents of Index	(%)
RingCentral, Inc.	2.9%
DocuSign, Inc.	2.8%
Oracle Corp.	2.8%
Smartsheet, Inc.	2.8%
Altice USA, Inc.	2.8%
Salesforce, Inc.	2.7%
Pegasystems, Inc.	2.7%
Atlassian Corp.	2.7%
Datadog, Inc.	2.7%
Zscaler, Inc.	2.7%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P 500® Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P 500® Bear 1X Shares
Class Name	Direxion Daily S&P 500® Bear 1X Shares
Trading Symbol	SPDN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily S&P 500® Bear 1X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P 500® Bear 1X Shares	$40	0.45%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P 500® Bear 1X Shares seeks to provide -100% of the daily return of the S&P 500® Index. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor’s® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company’s shares outstanding. The index is a float-adjusted market capitalization-weighted index. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P 500® Index returned 38.02%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily S&P 500® Bear 1X Shares returned -21.21%, while the model indicated an expected return of -28.64%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/08/2016)
Direxion Daily S&P 500® Bear 1X Shares	-21.21	-13.45	-12.49
S&P 500® Index	38.02	15.27	14.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 147,307,909
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 529,007
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$147,307,909
Number of Holdings	4
Net Advisory Fee	$529,007
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%

Index Composition	(%)
Information Technology	31.7%
Financials	13.4%
Health Care	11.1%
Consumer Discretionary	10.0%
Communication Services	9.1%
Industrials	8.5%
Consumer Staples	5.8%
Energy	3.4%
Utilities	2.5%
Real Estate	2.3%
Materials	2.2%

Top 10 Constituents of Index	(%)
Apple, Inc.	7.1%
NVIDIA Corp.	6.8%
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc.	2.6%
Alphabet, Inc.	2.1%
Alphabet, Inc. Class C	1.7%
Berkshire Hathaway, Inc. Class B	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AAPL Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AAPL Bear 1X Shares
Class Name	Direxion Daily AAPL Bear 1X Shares
Trading Symbol	AAPD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily AAPL Bear 1X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AAPL Bear 1X Shares	$84	0.95%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AAPL Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Apple Inc. (NASDAQ: AAPL). Apple Inc. designs, manufactures, and markets smartphones, personal computers, tablets, wearables, and accessories worldwide. It also sells various related services. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the common shares of Apple Inc. returned 32.29%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETF. The Direxion Daily AAPL Bear 1X Shares returned -22.47%, while the model indicated an expected return of -28.57%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/09/2022)
Direxion Daily AAPL Bear 1X Shares	-22.47	-13.03
S&P 500® Index	38.02	17.30
Apple Inc.	32.29	15.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 25,497,898
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 230,548
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$25,497,898
Number of Holdings	9
Net Advisory Fee	$230,548
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AMZN Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AMZN Bear 1X Shares
Class Name	Direxion Daily AMZN Bear 1X Shares
Trading Symbol	AMZD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily AMZN Bear 1X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AMZN Bear 1X Shares	$82	0.95%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AMZN Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Amazon.com, Inc. (NASDAQ: AMZN). Amazon.com, Inc. engages in the retail sale of consumer products and subscriptions in North America and internationally. The company operates through three segments: North America, International, and Amazon Web Services. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the common shares of Amazon.com, Inc. returned 40.06%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETF. The Direxion Daily AMZN Bear 1X Shares returned -27.68%, while the model indicated an expected return of -33.33%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Direxion Daily AMZN Bear 1X Shares	-27.68	-19.95
S&P 500® Index	38.02	21.09
Amazon.com, Inc.	40.06	19.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 4,136,516
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 9,829
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$4,136,516
Number of Holdings	5
Net Advisory Fee	$9,829
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AVGO Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AVGO Bear 1X Shares
Class Name	Direxion Daily AVGO Bear 1X Shares
Trading Symbol	AVS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily AVGO Bear 1X Shares for the period of October 10, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AVGO Bear 1X Shares	$6*	0.95%**
[1],[2]
Expenses Paid, Amount	$ 6	[2]
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 2,731,746
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,731,746
Number of Holdings	8
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily GOOGL Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily GOOGL Bear 1X Shares
Class Name	Direxion Daily GOOGL Bear 1X Shares
Trading Symbol	GGLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily GOOGL Bear 1X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily GOOGL Bear 1X Shares	$82	0.95%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily GOOGL Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the class A shares of Alphabet Inc. (NASDAQ: GOOGL). Alphabet Inc. provides online advertising services in the United States, Europe, the Middle East, Africa, the Asia-Pacific, Canada, and Latin America. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the common shares of Alphabet Inc. returned 37.90%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETF. The Direxion Daily GOOGL Bear 1X Shares returned -26.68%, while the model indicated an expected return of -32.47%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Direxion Daily GOOGL Bear 1X Shares	-26.68	-21.39
S&P 500® Index	38.02	21.09
Alphabet Inc.	37.90	24.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 4,116,235
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 8,812
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$4,116,235
Number of Holdings	6
Net Advisory Fee	$8,812
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily META Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily META Bear 1X Shares
Class Name	Direxion Daily META Bear 1X Shares
Trading Symbol	METD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily META Bear 1X Shares for the period of June 5, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily META Bear 1X Shares	$35*	0.95%**
[3],[4]
Expenses Paid, Amount	$ 35	[4]
Expense Ratio, Percent	0.95%	[3]
Net Assets	$ 6,197,898
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$6,197,898
Number of Holdings	6
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSFT Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSFT Bear 1X Shares
Class Name	Direxion Daily MSFT Bear 1X Shares
Trading Symbol	MSFD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily MSFT Bear 1X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSFT Bear 1X Shares	$88	0.95%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSFT Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Microsoft Corporation (NASDAQ: MSFT). Microsoft Corporation develops, licenses, and supports software, services, devices, and solutions worldwide. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the common shares of Microsoft Corporation returned 20.18%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETF. The Direxion Daily MSFT Bear 1X Shares returned -13.83%, while the model indicated an expected return of -20.57%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Direxion Daily MSFT Bear 1X Shares	-13.83	-19.84
S&P 500® Index	38.02	21.09
Microsoft Corporation	20.18	24.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 7,882,824
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 41,188
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$7,882,824
Number of Holdings	6
Net Advisory Fee	$41,188
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MU Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MU Bear 1X Shares
Class Name	Direxion Daily MU Bear 1X Shares
Trading Symbol	MUD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily MU Bear 1X Shares for the period of October 10, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MU Bear 1X Shares	$6*	0.95%**
[5],[6]
Expenses Paid, Amount	$ 6	[6]
Expense Ratio, Percent	0.95%	[5]
Net Assets	$ 2,534,585
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,534,585
Number of Holdings	6
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily NFLX Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily NFLX Bear 1X Shares
Class Name	Direxion Daily NFLX Bear 1X Shares
Trading Symbol	NFXS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily NFLX Bear 1X Shares for the period of October 3, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily NFLX Bear 1X Shares	$7*	0.95%**
[7],[8]
Expenses Paid, Amount	$ 7	[8]
Expense Ratio, Percent	0.95%	[7]
Net Assets	$ 4,657,331
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$4,657,331
Number of Holdings	8
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily NVDA Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily NVDA Bear 1X Shares
Class Name	Direxion Daily NVDA Bear 1X Shares
Trading Symbol	NVDD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily NVDA Bear 1X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily NVDA Bear 1X Shares	$60	0.95%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily NVDA Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of NVIDIA Corporation (NASDAQ: NVDA). NVIDIA Corporation operates as a visual computing company worldwide. It operates in two segments, graphics and compute and networking. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the common shares of NVIDIA Corporation returned 225.65%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETF. The Direxion Daily NVDA Bear 1X Shares returned -74.61%, while the model indicated an expected return of -76.66%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/13/2023)
Direxion Daily NVDA Bear 1X Shares	-74.61	-67.73
S&P 500® Index	38.02	25.98
NVIDIA Corporation	225.65	157.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 29,659,103
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 85,182
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$29,659,103
Number of Holdings	9
Net Advisory Fee	$85,182
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily TSLA Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily TSLA Bear 1X Shares
Class Name	Direxion Daily TSLA Bear 1X Shares
Trading Symbol	TSLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily TSLA Bear 1X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily TSLA Bear 1X Shares	$71	0.88%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily TSLA Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Tesla, Inc. (NASDAQ: TSLA). Tesla, Inc. designs, manufactures and sells electric vehicles and electric vehicle powertrain components. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the common shares of Tesla, Inc. returned 24.40%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETF. The Direxion Daily TSLA Bear 1X Shares returned -38.26%, while the model indicated an expected return of -42.89%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/09/2022)
Direxion Daily TSLA Bear 1X Shares	-38.26	-18.39
S&P 500® Index	38.02	17.30
Tesla, Inc.	24.40	-6.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 44,021,932
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 384,239
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$44,021,932
Number of Holdings	7
Net Advisory Fee	$384,239
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily TSM Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily TSM Bear 1X Shares
Class Name	Direxion Daily TSM Bear 1X Shares
Trading Symbol	TSMZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily TSM Bear 1X Shares for the period of October 3, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily TSM Bear 1X Shares	$7*	0.95%**
[9],[10]
Expenses Paid, Amount	$ 7	[10]
Expense Ratio, Percent	0.95%	[9]
Net Assets	$ 3,993,268
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$3,993,268
Number of Holdings	7
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Crypto Industry Bear 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Crypto Industry Bear 1X Shares
Class Name	Direxion Daily Crypto Industry Bear 1X Shares
Trading Symbol	REKT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Crypto Industry Bear 1X Shares for the period of July 17, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Crypto Industry Bear 1X Shares	$13*	0.45%**
[11],[12]
Expenses Paid, Amount	$ 13	[12]
Expense Ratio, Percent	0.45%	[11]
Net Assets	$ 2,592,897
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,592,897
Number of Holdings	5
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%

Top 10 Constituents of Index	(%)
PayPal Holdings, Inc.	10.0%
NVIDIA Corp.	8.7%
MasterCard, Inc. Class A.	8.5%
Visa, Inc. Class A	8.2%
Advanced Micro Devices, Inc.	7.0%
Interactive Brokers Group, Inc.	5.7%
Coinbase Global, Inc.	5.6%
NU Holdings Ltd. ADR	5.3%
Shift4 Payments, Inc.	5.2%
Globant SA ADR	5.0%

Index Composition	(%)
Financial Services	39.3%
Capital Markets	15.8%
Semiconductors & Semiconductor Equipment	15.6%
Software	14.1%
Banks	5.3%
IT Services	5.0%
Hotels, Restaurants & Leisure	4.2%
Consumer Finance	0.4%
Specialty Retail	0.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Magnificent 7 Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Magnificent 7 Bear 1X Shares
Class Name	Direxion Daily Magnificent 7 Bear 1X Shares
Trading Symbol	QQQD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Magnificent 7 Bear 1X Shares for the period of March 7, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Magnificent 7 Bear 1X Shares	$27*	0.45%**
[13],[14]
Expenses Paid, Amount	$ 27	[14]
Expense Ratio, Percent	0.45%	[13]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Magnificent 7 Bear 1X Shares seeks to provide -100% of the daily return of the Indxx Magnificent 7 Index. The Indxx Magnificent 7 Index is provided by Indxx and is designed to track the performance of seven of the leading NASDAQ listed companies, as identified by Indxx. The Magnificent 7 is comprised of the following companies: Apple, Alphabet, Microsoft, Amazon, Nvidia, Tesla, and Meta. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. From March 7, 2024 (the inception date of the Fund) through October 31, 2024, the Indxx Magnificent 7 Index (formerly, the Indxx Front of the Q Index) returned 26.19%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. Since inception, the Direxion Daily Magnificent 7 Bear 1X Shares (formerly the Direxion Daily Concentrated Qs Bear 1X Shares) returned -18.69%, while the model indicated an expected return of -24.04%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (03/07/2024)
Direxion Daily Magnificent 7 Bear 1X Shares	-18.69
S&P 500® Index	12.73
Indxx Magnificent 7 Index	26.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 13, 2024
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,452,865
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,452,865
Number of Holdings	6
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-100%
Total (as % of net assets)	-100%

Index Composition	(%)
Interactive Media & Services	28.8%
Semiconductors & Semiconductor Equipment	16.0%
Automobiles	14.7%
Technology Hardware, Storage & Peripherals	13.8%
Broadline Retail	13.6%
Software	13.1%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	16.0%
Tesla, Inc.	14.7%
Alphabet, Inc.	14.6%
Meta Platforms, Inc.	14.1%
Apple, Inc.	13.9%
Amazon.com, Inc.	13.6%
Microsoft Corp.	13.1%

Material Fund Change [Text Block]
MATERIAL CHANGES
On August 1, 2024, the name of the index that the Fund tracks was renamed from the Indxx Front of the Q Index to Indxx Magnificent 7 Index. Effective September 13, 2024, the Fund was renamed from Direxion Daily Concentrated Qs Bear 1X Shares to Direxion Daily Magnificent 7 Bear 1X Shares.

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AAPL Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AAPL Bull 2X Shares
Class Name	Direxion Daily AAPL Bull 2X Shares
Trading Symbol	AAPU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily AAPL Bull 2X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AAPL Bull 2X Shares	$114	0.89%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AAPL Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Apple Inc. (NASDAQ: AAPL). Apple Inc. designs, manufactures, and markets smartphones, personal computers, tablets, wearables, and accessories worldwide. It also sells various related services. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the common shares of Apple Inc. returned 32.29%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETF. From November 1, 2023 through April 1, 2024, the Direxion Daily AAPL Bull 2X Shares (formerly, the Direxion Daily AAPL Bull 1.5X Shares) returned -3.44%, while the model indicated an expected return of -0.82%. From April 2, 2024 through October 31, 2024, the Direxion Daily AAPL Bull 2X Shares returned 61.27%, while the model indicated an expected return of 71.20%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/09/2022)
Direxion Daily AAPL Bull 2X Shares	55.72	19.40
S&P 500® Index	38.02	17.30
Apple Inc.	32.29	15.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 02, 2024
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 98,080,147
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 590,936
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$98,080,147
Number of Holdings	10
Net Advisory Fee	$590,936
Portfolio Turnover	30%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	179%
Common Stocks	21%
Total (as % of net assets)	200%

Material Fund Change [Text Block]
MATERIAL CHANGES
From November 1, 2023 through April 1, 2024, the Fund was named Direxion Daily AAPL Bull 1.5X Shares and sought daily investment results, before fees and expenses, of 150% of the performance of the common shares of Apple Inc. Effective April 2, 2024, the Fund was renamed Direxion Daily AAPL Bull 2X Shares and seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Apple Inc.

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AMZN Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AMZN Bull 2X Shares
Class Name	Direxion Daily AMZN Bull 2X Shares
Trading Symbol	AMZU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily AMZN Bull 2X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AMZN Bull 2X Shares	$107	0.87%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AMZN Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Amazon.com, Inc. (NASDAQ: AMZN). Amazon.com, Inc. engages in the retail sale of consumer products and subscriptions in North America and internationally. The company operates through three segments: North America, International, and Amazon Web Services. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the common shares of Amazon.com, Inc. returned 40.06%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETF. From November 1, 2023 through April 1, 2024, the Direxion Daily AMZN Bull 2X Shares (formerly, the Direxion Daily AMZN Bull 1.5X Shares) returned 52.86%, while the model indicated an expected return of 57.18%. From April 2, 2024 through October 31, 2024, the Direxion Daily AMZN Bull 2X Shares returned -5.13%, while the model indicated an expected return of 1.34%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Direxion Daily AMZN Bull 2X Shares	45.02	15.57
S&P 500® Index	38.02	21.09
Amazon.com, Inc.	40.06	19.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 02, 2024
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 158,437,015
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 797,955
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$158,437,015
Number of Holdings	6
Net Advisory Fee	$797,955
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	185%
Common Stocks	15%
Total (as % of net assets)	200%

Material Fund Change [Text Block]
MATERIAL CHANGES
From November 1, 2023 through April 1, 2024, the Fund was named Direxion Daily AMZN Bull 1.5X Shares and sought daily investment results, before fees and expenses, of 150% of the performance of the common shares of Amazon.com, Inc. Effective April 2, 2024, the Fund was renamed Direxion Daily AMZN Bull 2X Shares and seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Amazon.com, Inc.

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AVGO Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AVGO Bull 2X Shares
Class Name	Direxion Daily AVGO Bull 2X Shares
Trading Symbol	AVL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily AVGO Bull 2X Shares for the period of October 10, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AVGO Bull 2X Shares	$5*	0.95%**
[15],[16]
Expenses Paid, Amount	$ 5	[16]
Expense Ratio, Percent	0.95%	[15]
Net Assets	$ 4,105,373
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$4,105,373
Number of Holdings	9
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	180%
Common Stocks	20%
Total (as % of net assets)	200%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily GOOGL Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily GOOGL Bull 2X Shares
Class Name	Direxion Daily GOOGL Bull 2X Shares
Trading Symbol	GGLL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily GOOGL Bull 2X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily GOOGL Bull 2X Shares	$111	0.89%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily GOOGL Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the class A shares of Alphabet Inc. (NASDAQ: GOOGL). Alphabet Inc. provides online advertising services in the United States, Europe, the Middle East, Africa, the Asia-Pacific, Canada, and Latin America. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the common shares of Alphabet Inc. returned 37.90%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETF. From November 1, 2023 through April 1, 2024, the Direxion Daily GOOGL Bull 2X Shares (formerly, the Direxion Daily GOOGL Bull 1.5X Shares) returned 35.02% while the model indicated an expected return of 38.81%. From April 2, 2024 through October 31, 2024, the Direxion Daily GOOGL Bull 2X Shares returned 9.97% while the model indicated an expected return of 16.93%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Direxion Daily GOOGL Bull 2X Shares	48.48	26.00
S&P 500® Index	38.02	21.09
Alphabet Inc.	37.90	24.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 02, 2024
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 153,851,430
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 614,630
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$153,851,430
Number of Holdings	8
Net Advisory Fee	$614,630
Portfolio Turnover	52%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	190%
Common Stocks	10%
Total (as % of net assets)	200%

Material Fund Change [Text Block]
MATERIAL CHANGES
From November 1, 2023 through April 1, 2024, the Fund was named Direxion Daily GOOGL Bull 1.5X Shares and sought daily investment results, before fees and expenses, of 150% of the performance of the common shares of Alphabet Inc. Effective April 2, 2024, the Fund was renamed Direxion Daily GOOGL Bull 2X Shares and seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Alphabet Inc.

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily META Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily META Bull 2X Shares
Class Name	Direxion Daily META Bull 2X Shares
Trading Symbol	METU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily META Bull 2X Shares for the period of June 5, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily META Bull 2X Shares	$45*	0.95%**
[17],[18]
Expenses Paid, Amount	$ 45	[18]
Expense Ratio, Percent	0.95%	[17]
Net Assets	$ 52,736,599
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 44,903
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$52,736,599
Number of Holdings	9
Net Advisory Fee	$44,903
Portfolio Turnover	9%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	192%
Common Stocks	8%
Total (as % of net assets)	200%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSFT Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSFT Bull 2X Shares
Class Name	Direxion Daily MSFT Bull 2X Shares
Trading Symbol	MSFU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily MSFT Bull 2X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSFT Bull 2X Shares	$96	0.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSFT Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Microsoft Corporation (NASDAQ: MSFT). Microsoft Corporation develops, licenses, and supports software, services, devices, and solutions worldwide. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the common shares of Microsoft Corporation returned 20.18%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETF. From November 1, 2023 through April 1, 2024, the Direxion Daily MSFT Bull 2X Shares (formerly, Direxion Daily MSFT Bull 1.5X Shares) returned 37.31%, while the model indicated an expected return of 40.78%. From April 2, 2024 through October 31, 2024, the Direxion Daily MSFT Bull 2X Shares returned -15.19%, while the model indicated an expected return of -10.07%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Direxion Daily MSFT Bull 2X Shares	16.45	25.70
S&P 500® Index	38.02	21.09
Microsoft Corporation	20.18	24.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 02, 2024
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 159,322,398
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 660,909
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$159,322,398
Number of Holdings	9
Net Advisory Fee	$660,909
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	183%
Common Stocks	17%
Total (as % of net assets)	200%

Material Fund Change [Text Block]
MATERIAL CHANGES
From November 1, 2023 through April 1, 2024, the Fund was named Direxion Daily MSFT Bull 1.5X Shares and sought daily investment results, before fees and expenses, of 150% of the performance of the common shares of Microsoft Corporation. Effective April 2, 2024, the Fund was renamed Direxion Daily MSFT Bull 2X Shares and seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Microsoft Corporation.

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MU Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MU Bull 2X Shares
Class Name	Direxion Daily MU Bull 2X Shares
Trading Symbol	MUU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily MU Bull 2X Shares for the period of October 10, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MU Bull 2X Shares	$6*	0.95%**
[19],[20]
Expenses Paid, Amount	$ 6	[20]
Expense Ratio, Percent	0.95%	[19]
Net Assets	$ 5,297,801
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$5,297,801
Number of Holdings	9
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	183%
Common Stocks	17%
Total (as % of net assets)	200%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily NFLX Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily NFLX Bull 2X Shares
Class Name	Direxion Daily NFLX Bull 2X Shares
Trading Symbol	NFXL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily NFLX Bull 2X Shares for the period of October 3, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily NFLX Bull 2X Shares	$8*	0.95%**
[21],[22]
Expenses Paid, Amount	$ 8	[22]
Expense Ratio, Percent	0.95%	[21]
Net Assets	$ 5,521,926
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$5,521,926
Number of Holdings	9
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	186%
Common Stocks	14%
Total (as % of net assets)	200%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily NVDA Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily NVDA Bull 2X Shares
Class Name	Direxion Daily NVDA Bull 2X Shares
Trading Symbol	NVDU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily NVDA Bull 2X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily NVDA Bull 2X Shares	$271	0.87%

Expenses Paid, Amount	$ 271
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily NVDA Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of NVIDIA Corporation (NASDAQ: NVDA). NVIDIA Corporation operates as a visual computing company worldwide. It operates in two segments, graphics and compute and networking. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the common shares of NVIDIA Corporation returned 225.65%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETF. From November 1, 2023 through April 1, 2024, the Direxion Daily NVDA Bull 2X Shares (formerly, the Direxion Daily NVDA Bull 1.5X Shares) returned 212.39%, while the model indicated an expected return of 220.75%. From April 2, 2024 through October 31, 2024, the Direxion Daily NVDA Bull 2X Shares returned 67.48%, while the model indicated an expected return of 78.44%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/13/2023)
Direxion Daily NVDA Bull 2X Shares	423.18	273.66
S&P 500® Index	38.02	25.98
NVIDIA Corporation	225.65	157.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 02, 2024
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 655,746,547
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 1,965,730
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$655,746,547
Number of Holdings	10
Net Advisory Fee	$1,965,730
Portfolio Turnover	12%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	176%
Common Stocks	24%
Total (as % of net assets)	200%

Material Fund Change [Text Block]
MATERIAL CHANGES
From November 1, 2023 through April 1, 2024, the Fund was named Direxion Daily NVDA Bull 1.5X Shares and sought daily investment results, before fees and expenses, of 150% of the performance of the common shares of NVIDIA Corporation. Effective April 2, 2024, the Fund was renamed Direxion Daily NVDA Bull 2X Shares and seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of NVIDIA Corporation.

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily TSLA Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily TSLA Bull 2X Shares
Class Name	Direxion Daily TSLA Bull 2X Shares
Trading Symbol	TSLL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily TSLA Bull 2X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily TSLA Bull 2X Shares	$90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily TSLA Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Tesla, Inc. (NASDAQ: TSLA). Tesla, Inc. designs, manufactures and sells electric vehicles and electric vehicle powertrain components. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the common shares of Tesla, Inc. returned 24.40%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the common shares alone should not generate expectations of annual performance of the ETF. From November 1, 2023 through April 1, 2024, the Direxion Daily TSLA Bull 2X Shares (formerly, the Direxion Daily TSLA Bull 1.5X Shares) returned -23.39%, while the model indicated an expected return of -21.05%. From April 2, 2024 through October 31, 2024, the Direxion Daily TSLA Bull 2X Shares returned 49.14%, while the model indicated an expected return of 59.94%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/09/2022)
Direxion Daily TSLA Bull 2X Shares	14.26	-25.85
S&P 500® Index	38.02	17.30
Tesla, Inc.	24.40	-6.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 02, 2024
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,276,052,408
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 9,172,700
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,276,052,408
Number of Holdings	11
Net Advisory Fee	$9,172,700
Portfolio Turnover	77%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	176%
Common Stocks	24%
Total (as % of net assets)	200%

Material Fund Change [Text Block]
MATERIAL CHANGES
From November 1, 2023 through April 1, 2024, the Fund was named Direxion Daily TSLA Bull 1.5X Shares and sought daily investment results, before fees and expenses, of 150% of the performance of the common shares of Tesla, Inc. Effective April 2, 2024, the Fund was renamed Direxion Daily TSLA Bull 2X Shares and seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Tesla, Inc.

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily TSM Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily TSM Bull 2X Shares
Class Name	Direxion Daily TSM Bull 2X Shares
Trading Symbol	TSMX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily TSM Bull 2X Shares for the period of October 3, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily TSM Bull 2X Shares	$8*	0.95%**
[23],[24]
Expenses Paid, Amount	$ 8	[24]
Expense Ratio, Percent	0.95%	[23]
Net Assets	$ 22,190,049
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$22,190,049
Number of Holdings	8
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	184%
Common Stocks	16%
Total (as % of net assets)	200%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily CSI 300 China A Share Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily CSI 300 China A Share Bull 2X Shares
Class Name	Direxion Daily CSI 300 China A Share Bull 2X Shares
Trading Symbol	CHAU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily CSI 300 China A Share Bull 2X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily CSI 300 China A Share Bull 2X Shares	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily CSI 300 China A Share Bull 2X Shares seeks to provide 200% of the daily return of the CSI 300 Index. The CSI 300 Index is a modified free-float market capitalization weighted index comprised of the largest and most liquid stocks in the Chinese A-share market. Index constituent stocks must have been listed for more than three months (unless the stock’s average daily A-share market capitalization since its initial listing ranks among the top 30 of all A-shares) and must not be experiencing obvious abnormal fluctuations or market manipulations. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the CSI 300 Index returned 14.98%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily CSI 300 China A Share Bull 2X Shares returned 10.56%, while the model indicated an expected return 18.34%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/16/2015)
Direxion Daily CSI 300 China A Share Bull 2X Shares	10.56	-4.37	-8.36
S&P 500® Index	38.02	15.27	13.04
CSI 300 Index	14.98	1.88	-0.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 332,272,774
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 607,839
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$332,272,774
Number of Holdings	10
Net Advisory Fee	$607,839
Portfolio Turnover	22%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	139%
Investment Companies	61%
Total (as % of net assets)	200%

Index Composition	(%)
Financials	24.2%
Information Technology	17.7%
Industrials	15.7%
Consumer Staples	11.0%
Materials	7.9%
Consumer Discretionary	7.1%
Health Care	6.2%
Utilities	3.9%
Energy	3.0%
Communication Services	2.3%
Real Estate	1.0%

Top 10 Constituents of Index	(%)
Kweichow Moutai Co. Ltd.	4.8%
Contemporary Amperex Technology Co. Ltd.	3.3%
Ping An Insurance Group Comapny of China Ltd.	3.0%
China Merchants Bank Co. Ltd.	2.3%
Midea Group Co., Ltd.	1.7%
China Yangtze Power Co. Ltd.	1.7%
East Money Information Co. Ltd.	1.5%
Wuliangye Yibin Co. Ltd.	1.4%
Zijin Mining Group Co. Ltd.	1.4%
CITIC Securities Co. Ltd.	1.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily CSI China Internet Index Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily CSI China Internet Index Bull 2X Shares
Class Name	Direxion Daily CSI China Internet Index Bull 2X Shares
Trading Symbol	CWEB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily CSI China Internet Index Bull 2X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily CSI China Internet Index Bull 2X Shares	$98	0.86%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily CSI China Internet Index Bull 2X Shares seeks to provide 200% of the daily return of the CSI Overseas China Internet Index. The CSI Overseas China Internet Index is provided by China Securities Index Co., LTD. The index is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses are in the internet and internet-related sectors, as defined by the index sponsor, China Securities Index Co., Ltd. A China-based company is a company that meets at least one of the following criteria: 1) the company is incorporated in mainland China; 2) its headquarters are in mainland China; or 3) at least 50% of the revenue from goods produced or sold, or services performed in mainland China. The Index Provider then removes securities that during the past year had a daily average trading value of less than $500,000 or a daily average market capitalization of less than $500 million. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the CSI Overseas China Internet Index returned 21.58%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily CSI China Internet Index Bull 2X Shares returned 28.26%, while the model indicated an expected return of 41.36%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/02/2016)
Direxion Daily CSI China Internet Index Bull 2X Shares	28.26	-30.03	-19.89
S&P 500® Index	38.02	15.27	15.24
CSI Overseas China Internet Index	21.58	-4.58	-0.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 375,263,971
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 2,517,172
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$375,263,971
Number of Holdings	9
Net Advisory Fee	$2,517,172
Portfolio Turnover	105%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	146%
Investment Companies	54%
Total (as % of net assets)	200%

Index Composition	(%)
Consumer Discretionary	46.4%
Communication Services	34.7%
Consumer Staples	5.7%
Real Estate	5.1%
Financials	4.2%
Industrials	3.7%
Health Care	0.2%

Top 10 Constituents of Index	(%)
Meituan Class B	10.6%
Tencent Holdings Ltd.	9.9%
Alibaba Group Holding Ltd.	9.4%
JD.com, Inc. Class A	7.4%
PDD Holdings, Inc.	6.1%
KE Holdings, Inc.	5.0%
Trip.com Group Ltd.	4.6%
Full Truck Alliance Co. Ltd.	3.7%
Bilibili, Inc. Class Z	3.7%
Baidu, Inc. Class A	3.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P 500® Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P 500® Bull 2X Shares
Class Name	Direxion Daily S&P 500® Bull 2X Shares
Trading Symbol	SPUU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily S&P 500® Bull 2X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P 500® Bull 2X Shares	$83	0.60%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P 500® Bull 2X Shares seeks to provide 200% of the daily return of the S&P 500® Index. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor’s® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company’s shares outstanding. The index is a float-adjusted market capitalization-weighted index. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P 500® Index returned 38.02%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily S&P 500® Bull 2X Shares returned 75.63%, while the model indicated an expected return of 87.57%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily S&P 500® Bull 2X Shares	75.63	22.37	20.10
S&P 500® Index	38.02	15.27	13.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 152,056,909
Holdings Count | $ / shares	509
Advisory Fees Paid, Amount	$ 841,745
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$152,056,909
Number of Holdings	509
Net Advisory Fee	$841,745
Portfolio Turnover	20%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	105%
Common Stocks	95%
Total (as % of net assets)	200%

Index Composition	(%)
Information Technology	31.7%
Financials	13.4%
Health Care	11.1%
Consumer Discretionary	10.0%
Communication Services	9.1%
Industrials	8.5%
Consumer Staples	5.8%
Energy	3.4%
Utilities	2.5%
Real Estate	2.3%
Materials	2.2%

Top 10 Constituents of Index	(%)
Apple, Inc.	7.1%
NVIDIA Corp.	6.8%
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc.	2.6%
Alphabet, Inc.	2.1%
Alphabet, Inc. Class C	1.7%
Berkshire Hathaway, Inc. Class B	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSCI Brazil Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSCI Brazil Bull 2X Shares
Class Name	Direxion Daily MSCI Brazil Bull 2X Shares
Trading Symbol	BRZU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily MSCI Brazil Bull 2X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSCI Brazil Bull 2X Shares	$86	0.91%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSCI Brazil Bull 2X Shares seeks to provide 200% of the daily return of the MSCI Brazil 25/50 Index. The MSCI Brazil 25/50 Index is designed to measure the performance of the large- and mid-capitalization segments of the Brazilian equity market, covering approximately 85% of the free float-adjusted market capitalization of Brazilian issuers. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the MSCI Brazil 25/50 Index returned 0.80%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily MSCI Brazil Bull 2X Shares returned -10.66%, while the model indicated an expected return of -3.93%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily MSCI Brazil Bull 2X Shares	-10.66	-41.87	-34.56
S&P 500® Index	38.02	15.27	13.00
MSCI Brazil 25/50 Index	0.80	-1.91	0.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 107,985,292
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 815,268
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$107,985,292
Number of Holdings	7
Net Advisory Fee	$815,268
Portfolio Turnover	42%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	146%
Investment Companies	54%
Total (as % of net assets)	200%

Index Composition	(%)
Financials	36.3%
Energy	17.3%
Materials	14.6%
Utilities	9.3%
Industrials	9.0%
Consumer Staples	7.7%
Health Care	2.1%
Communication Services	1.9%
Consumer Discretionary	1.1%
Information Technology	0.7%

Top 10 Constituents of Index	(%)
Nu Holdings Ltd. Class A	11.2%
Vale S.A.	9.8%
Itaú Unibanco Holding S.A.	7.9%
Petróleo Brasileiro S.A.	7.5%
Petróleo Brasileiro S.A. - Petrobras	6.7%
WEG S.A.	4.3%
Banco Bradesco S.A.	3.4%
Ambev S.A.	2.8%
B3 S.A. – Brasil, Bolsa, Balcão	2.8%
Itausa S.A.	2.7%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares
Class Name	Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares
Trading Symbol	XXCH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares for the period of February 7, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	$72*	0.95%**
[25],[26]
Expenses Paid, Amount	$ 72	[26]
Expense Ratio, Percent	0.95%	[25]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares seeks to provide 200% of the daily return of the MSCI Emerging Markets ex China Index. The MSCI Emerging Markets ex China Index is designed to capture the large- and mid-capitalization securities across 23 of the 24 emerging markets (with the exception of China) as defined by MSCI Inc. The Index is market cap weighted and covers approximately 85% of the free float-adjusted market capitalization in each of the selected countries. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. From February 7, 2024 (the inception date of the Fund) through October 31, 2024, the MSCI Emerging Markets ex China Index returned 9.26%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. Since inception, the Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares returned 7.48%, while the model indicated an expected return of 9.64%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (02/07/2024)
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	7.48
S&P 500® Index	16.35
MSCI Emerging Markets ex China Index	9.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 3,309,639
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$3,309,639
Number of Holdings	6
Net Advisory Fee	$0
Portfolio Turnover	63%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	135%
Investment Companies	65%
Total (as % of net assets)	200%

Index Composition	(%)
Taiwan, Province Of China	26.1%
India	25.9%
Korea, Republic of	13.8%
Brazil	6.4%
Saudi Arabia	5.4%
South Africa	4.0%
Mexico	2.6%
Indonesia	2.2%
Thailand	2.1%
Malaysia	2.0%
Other	9.5%

Top 10 Constituents of Index	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Samsung Electronics Co. Ltd.	3.6%
Reliance Industries, Ltd.	1.7%
HDFC Bank, Ltd.	1.5%
Hon Hai Precision Industry Co. Ltd.	1.4%
ICICI Bank Ltd.	1.4%
SK Hynix, Inc.	1.3%
Infosys Ltd.	1.2%
MediaTek, Inc.	1.1%
Bharti Airtel Ltd.	0.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSCI India Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSCI India Bull 2X Shares
Class Name	Direxion Daily MSCI India Bull 2X Shares
Trading Symbol	INDL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily MSCI India Bull 2X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSCI India Bull 2X Shares	$110	0.89%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSCI India Bull 2X Shares seeks to provide 200% of the daily return of the MSCI India Index. The MSCI India Index is designed to measure the performance of the large- and mid-capitalization segments of the Indian equity market, covering approximately 85% of companies in the Indian equity universe. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the MSCI India Index returned 32.69%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily MSCI India Bull 2X Shares returned 46.52%, while the model indicated an expected return of 55.65%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily MSCI India Bull 2X Shares	46.52	0.78	-3.66
S&P 500® Index	38.02	15.27	13.00
MSCI India Index	32.69	13.50	8.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 95,288,289
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 668,463
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$95,288,289
Number of Holdings	8
Net Advisory Fee	$668,463
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	140%
Investment Companies	60%
Total (as % of net assets)	200%

Index Composition	(%)
Financials	25.9%
Consumer Discretionary	12.8%
Information Technology	11.5%
Energy	9.2%
Industrials	9.1%
Materials	7.9%
Consumer Staples	7.0%
Health Care	5.8%
Utilities	4.9%
Communication Services	4.4%
Real Estate	1.5%

Top 10 Constituents of Index	(%)
Reliance Industries, Ltd.	6.5%
HDFC Bank, Ltd.	5.9%
ICICI Bank Ltd.	5.4%
Infosys Ltd.	4.7%
Bharti Airtel Ltd.	3.3%
Tata Consultancy Services	2.9%
Axis Bank Ltd.	2.1%
Mahindra & Mahindra	2.0%
Larsen & Toubro Ltd.	1.9%
Hindustan Unilever Ltd.	1.7%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AI and Big Data Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AI and Big Data Bull 2X Shares
Class Name	Direxion Daily AI and Big Data Bull 2X Shares
Trading Symbol	AIBU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily AI and Big Data Bull 2X Shares for the period of May 15, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AI and Big Data Bull 2X Shares	$48*	0.95%**
[27],[28]
Expenses Paid, Amount	$ 48	[28]
Expense Ratio, Percent	0.95%	[27]
Net Assets	$ 7,475,304
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$7,475,304
Number of Holdings	35
Net Advisory Fee	$0
Portfolio Turnover	51%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	117%
Common Stocks	83%
Total (as % of net assets)	200%

Index Composition	(%)
Software	32.4%
Semiconductors & Semiconductor Equipment	21.4%
Interactive Media & Services	15.6%
IT Services	11.0%
Broadline Retail	7.1%
Technology Hardware, Storage & Peripherals	7.1%
Communications Equipment	4.9%
Professional Services	0.3%
Health Care Providers & Services	0.2%

Top 10 Constituents of Index	(%)
Meta Platforms, Inc.	8.8%
NVIDIA Corp.	8.1%
Amazon.com, Inc.	7.1%
Apple, Inc.	7.1%
Alphabet, Inc.	6.8%
Microsoft Corp.	6.6%
ServiceNow, Inc.	5.5%
Oracle Corp.	5.2%
Salesforce, Inc.	5.0%
Arista Networks, Inc.	4.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AI and Big Data Bear 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AI and Big Data Bear 2X Shares
Class Name	Direxion Daily AI and Big Data Bear 2X Shares
Trading Symbol	AIBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily AI and Big Data Bear 2X Shares for the period of May 15, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AI and Big Data Bear 2X Shares	$40*	0.95%**
[29],[30]
Expenses Paid, Amount	$ 40	[30]
Expense Ratio, Percent	0.95%	[29]
Net Assets	$ 2,425,252
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,425,252
Number of Holdings	5
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-200%
Total (as % of net assets)	-200%

Index Composition	(%)
Software	32.4%
Semiconductors & Semiconductor Equipment	21.4%
Interactive Media & Services	15.6%
IT Services	11.0%
Broadline Retail	7.1%
Technology Hardware, Storage & Peripherals	7.1%
Communications Equipment	4.9%
Professional Services	0.3%
Health Care Providers & Services	0.2%

Top 10 Constituents of Index	(%)
Meta Platforms, Inc.	8.8%
NVIDIA Corp.	8.1%
Amazon.com, Inc.	7.1%
Apple, Inc.	7.1%
Alphabet, Inc.	6.8%
Microsoft Corp.	6.6%
ServiceNow, Inc.	5.5%
Oracle Corp.	5.2%
Salesforce, Inc.	5.0%
Arista Networks, Inc.	4.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Cloud Computing Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Cloud Computing Bull 2X Shares
Class Name	Direxion Daily Cloud Computing Bull 2X Shares
Trading Symbol	CLDL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Cloud Computing Bull 2X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Cloud Computing Bull 2X Shares	$119	0.95%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Cloud Computing Bull 2X Shares seeks to provide 200% of the daily return of the Indxx USA Cloud Computing Index. The Indxx USA Cloud Computing Index is provided by Indxx, LLC and includes domestic companies that deliver cloud computing infrastructure, platforms, or services. The companies included in the Index are involved in the delivery of computing services – servers, storage, databases, networking, software, analytics, and more, over the internet, which is often referred to as the “Cloud.” The Index Provider has defined cloud computing to include three themes: Infrastructure as a service; Platform as a service; and Software as a service. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Indxx USA Cloud Computing Index returned 29.32%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Cloud Computing Bull 2X Shares returned 49.67%, while the model indicated an expected return of 59.83%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/08/2021)
Direxion Daily Cloud Computing Bull 2X Shares	49.67	-17.81
S&P 500® Index	38.02	12.92
Indxx USA Cloud Computing Index	29.32	-3.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 4,804,437
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 5,786
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$4,804,437
Number of Holdings	52
Net Advisory Fee	$5,786
Portfolio Turnover	20%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	120%
Common Stocks	80%
Total (as % of net assets)	200%

Index Composition	(%)
Software	81.4%
IT Services	10.0%
Health Care Technology	4.4%
Professional Services	4.1%
Interactive Media & Services	0.1%

Top 10 Constituents of Index	(%)
MicroStrategy, Inc. Class A	7.5%
Oracle Corp.	6.4%
ServiceNow, Inc.	5.9%
SAP SE ADR	5.9%
Autodesk, Inc.	5.2%
Atlassian Corp.	4.7%
Salesforce, Inc.	4.6%
Adobe, Inc.	4.6%
CrowdStrike Holdings, Inc.	4.4%
Veeva Systems, Inc.	4.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Crypto Industry Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Crypto Industry Bull 2X Shares
Class Name	Direxion Daily Crypto Industry Bull 2X Shares
Trading Symbol	LMBO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Crypto Industry Bull 2X Shares for the period of July 17, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Crypto Industry Bull 2X Shares	$26*	0.95%**
[31],[32]
Expenses Paid, Amount	$ 26	[32]
Expense Ratio, Percent	0.95%	[31]
Net Assets	$ 2,670,643
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,670,643
Number of Holdings	30
Net Advisory Fee	$0
Portfolio Turnover	47%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	130%
Common Stocks	70%
Total (as % of net assets)	200%

Index Composition	(%)
Financial Services	39.3%
Capital Markets	15.8%
Semiconductors & Semiconductor Equipment	15.6%
Software	14.1%
Banks	5.3%
IT Services	5.0%
Hotels, Restaurants & Leisure	4.2%
Consumer Finance	0.4%
Specialty Retail	0.3%

Top 10 Constituents of Index	(%)
PayPal Holdings, Inc.	10.0%
NVIDIA Corp.	8.7%
MasterCard, Inc. Class A.	8.5%
Visa, Inc. Class A	8.2%
Advanced Micro Devices, Inc.	7.0%
Interactive Brokers Group, Inc.	5.7%
Coinbase Global, Inc.	5.6%
NU Holdings Ltd. ADR	5.3%
Shift4 Payments, Inc.	5.2%
Globant SA ADR	5.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Electric And Autonomous Vehicles Bull 2X Shares
Class Name	Direxion Daily Electric And Autonomous Vehicles Bull 2X Shares
Trading Symbol	EVAV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Electric And Autonomous Vehicles Bull 2X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Electric And Autonomous Vehicles Bull 2X Shares	$72	0.95%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares seeks to provide 200% of the daily return of the Indxx US Electric and Autonomous Vehicles Index. The Indxx US Electric and Autonomous Vehicles Index is designed to track the performance of electric and autonomous vehicles companies. The Index Provider defines electric and autonomous vehicles companies as those companies that derive at least 50% of their revenues from the following activities (or “sub-themes”): Manufacturers – companies that manufacture and sell electric or autonomous vehicles; Enablers – companies that build infrastructure or create technology for electric or autonomous vehicles, such as charging docks and batteries; and Software and Technology Services – companies that engage in the development of software and technology for electric or autonomous vehicles. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Indxx US Electric and Autonomous Vehicles Index returned -19.18%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares returned -48.89%, while the model indicated an expected return of -46.29%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/11/2022)
Direxion Daily Electric And Autonomous Vehicles Bull 2X Shares	-48.89	-69.10
S&P 500® Index	38.02	16.45
Indxx US Electric and Autonomous Vehicles Index	-19.18	-36.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 4,823,286
Holdings Count | $ / shares	25
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$4,823,286
Number of Holdings	25
Net Advisory Fee	$0
Portfolio Turnover	59%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	137%
Common Stocks	63%
Total (as % of net assets)	200%

Index Composition	(%)
Automobiles	54.6%
Automobile Components	18.6%
Specialty Retail	9.3%
Aerospace & Defense	6.3%
Software	4.2%
Electrical Equipment	2.8%
Semiconductors & Semiconductor Equipment	2.4%
Machinery	1.8%

Top 10 Constituents of Index	(%)
XPeng, Inc. ADR	11.0%
Li Auto, Inc. ADR	10.5%
Nio, Inc. ADR	9.4%
EVgo, Inc.	9.2%
Tesla, Inc.	9.2%
Polestar Automotive Holding UK PLC ADR	6.6%
EHang Holdings Ltd. ADR	6.3%
Rivian Automotive, Inc.	4.9%
BorgWarner, Inc.	4.7%
Cerence, Inc.	4.2%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Energy Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Energy Bull 2X Shares
Class Name	Direxion Daily Energy Bull 2X Shares
Trading Symbol	ERX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Energy Bull 2X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Energy Bull 2X Shares	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Energy Bull 2X Shares seeks to provide 200% of the daily return of the Energy Select Sector Index. The Energy Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the energy sector which includes the following industries: oil, gas and consumable fuels; and energy equipment and services. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Energy Select Sector Index returned 7.68%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Energy Bull 2X Shares returned 4.67%, while the model indicated an expected return of 12.38%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Energy Bull 2X Shares	4.67	-13.79	-21.93
S&P 500® Index	38.02	15.27	13.00
Energy Select Sector Index	7.68	14.55	4.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 309,210,045
Holdings Count | $ / shares	29
Advisory Fees Paid, Amount	$ 2,643,364
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$309,210,045
Number of Holdings	29
Net Advisory Fee	$2,643,364
Portfolio Turnover	18%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	129%
Common Stocks	71%
Total (as % of net assets)	200%

Index Composition	(%)
Oil, Gas & Consumable Fuels	91.1%
Energy Equipment & Services	8.9%

Top 10 Constituents of Index	(%)
Exxon Mobil Corp.	23.1%
Chevron Corp.	15.6%
ConocoPhillips	7.8%
Williams Companies, Inc.	4.8%
EOG Resources, Inc.	4.4%
Schlumberger Ltd. ADR	4.3%
ONEOK, Inc.	4.2%
Phillips 66	3.8%
Marathon Petroleum Corp.	3.6%
Kinder Morgan, Inc.	3.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Energy Bear 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Energy Bear 2X Shares
Class Name	Direxion Daily Energy Bear 2X Shares
Trading Symbol	ERY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Energy Bear 2X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Energy Bear 2X Shares	$91	0.95%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Energy Bear 2X Shares seeks to provide -200% of the daily return of the Energy Select Sector Index. The Energy Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the energy sector which includes the following industries: oil, gas and consumable fuels; and energy equipment and services. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Energy Select Sector Index returned 7.68%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Energy Bear 2X Shares returned -8.61%, while the model indicated an expected return of -21.46%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Energy Bear 2X Shares	-8.61	-44.73	-29.42
S&P 500® Index	38.02	15.27	13.00
Energy Select Sector Index	7.68	14.55	4.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 23,114,254
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 151,855
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$23,114,254
Number of Holdings	7
Net Advisory Fee	$151,855
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-200%
Total (as % of net assets)	-200%

Index Composition	(%)
Oil, Gas & Consumable Fuels	91.1%
Energy Equipment & Services	8.9%

Top 10 Constituents of Index	(%)
Exxon Mobil Corp.	23.1%
Chevron Corp.	15.6%
ConocoPhillips	7.8%
Williams Companies, Inc.	4.8%
EOG Resources, Inc.	4.4%
Schlumberger Ltd. ADR	4.3%
ONEOK, Inc.	4.2%
Phillips 66	3.8%
Marathon Petroleum Corp.	3.6%
Kinder Morgan, Inc.	3.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Gold Miners Index Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Gold Miners Index Bull 2X Shares
Class Name	Direxion Daily Gold Miners Index Bull 2X Shares
Trading Symbol	NUGT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Gold Miners Index Bull 2X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Gold Miners Index Bull 2X Shares	$119	0.85%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Gold Miners Index Bull 2X Shares seeks to provide 200% of the daily return of the NYSE Arca Gold Miners Index. The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies that operate globally in both developed and emerging markets, and are involved primarily in mining for gold and, to a lesser extent, in mining for silver. The index will limit the weight of companies whose revenues are more significantly exposed to silver mining to less than 20% of the index at each rebalance date. The index may include small- and mid-capitalization companies and foreign issuers. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the NYSE Arca Gold Miners Index returned 46.66%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Gold Miners Index Bull 2X Shares returned 79.97%, while the model indicated an expected return of 96.19%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Gold Miners Index Bull 2X Shares	79.97	-19.82	-19.12
S&P 500® Index	38.02	15.27	13.00
NYSE Arca Gold Miners Index	46.66	9.27	10.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 566,837,059
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 4,110,213
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$566,837,059
Number of Holdings	10
Net Advisory Fee	$4,110,213
Portfolio Turnover	48%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	151%
Investment Companies	49%
Total (as % of net assets)	200%

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Newmont Corp.	12.1%
Agnico Eagle Mines Ltd.	9.9%
Barrick Gold Corp.	7.8%
Wheaton Precious Metals Corp.	6.9%
Franco-Nevada Corp.	5.9%
Gold Fields Ltd.	4.3%
Northern Star Resources Ltd.	3.9%
Zijin Mining Group Co. Ltd.	3.7%
Kinross Gold Corp.	3.6%
Anglogold Ashanti PLC	3.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Gold Miners Index Bear 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Gold Miners Index Bear 2X Shares
Class Name	Direxion Daily Gold Miners Index Bear 2X Shares
Trading Symbol	DUST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Gold Miners Index Bear 2X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Gold Miners Index Bear 2X Shares	$61	0.87%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Gold Miners Index Bear 2X Shares seeks to provide -200% of the daily return of the NYSE Arca Gold Miners Index. The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies that operate globally in both developed and emerging markets, and are involved primarily in mining for gold and, to a lesser extent, in mining for silver. The index will limit the weight of companies whose revenues are more significantly exposed to silver mining to less than 20% of the index at each rebalance date. The index may include small- and mid-capitalization companies and foreign issuers. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the NYSE Arca Gold Miners Index returned 46.66%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Gold Miners Index Bear 2X Shares returned -59.86%, while the model indicated an expected return of -63.61%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Gold Miners Index Bear 2X Shares	-59.86	-49.38	-60.29
S&P 500® Index	38.02	15.27	13.00
NYSE Arca Gold Miners Index	46.66	9.27	10.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 94,982,680
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 803,891
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$94,982,680
Number of Holdings	7
Net Advisory Fee	$803,891
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-200%
Total (as % of net assets)	-200%

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Newmont Corp.	12.1%
Agnico Eagle Mines Ltd.	9.9%
Barrick Gold Corp.	7.8%
Wheaton Precious Metals Corp.	6.9%
Franco-Nevada Corp.	5.9%
Gold Fields Ltd.	4.3%
Northern Star Resources Ltd.	3.9%
Zijin Mining Group Co. Ltd.	3.7%
Kinross Gold Corp.	3.6%
Anglogold Ashanti PLC	3.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Junior Gold Miners Index Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Junior Gold Miners Index Bull 2X Shares
Class Name	Direxion Daily Junior Gold Miners Index Bull 2X Shares
Trading Symbol	JNUG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Junior Gold Miners Index Bull 2X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Junior Gold Miners Index Bull 2X Shares	$124	0.83%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Junior Gold Miners Index Bull 2X Shares seeks to provide 200% of the daily return of the MVIS Global Junior Gold Miners Index. The MVIS Global Junior Gold Miners Index tracks the performance of foreign and domestic micro-, small- and mid-capitalization companies that generate, or demonstrate the potential to generate, at least 50% of their revenues from, or have at least 50% of their assets related to, gold mining and/or silver mining, hold real property or have mining projects that have the potential to produce at least 50% of the company’s revenue from gold or silver mining when developed, or primarily invest in gold or silver. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the MVIS Global Junior Gold Miners Index returned 56.41%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Junior Gold Miners Index Bull 2X Shares returned 98.36%, while the model indicated an expected return of 119.19%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Junior Gold Miners Index Bull 2X Shares	98.36	-39.93	-34.45
S&P 500® Index	38.02	15.27	13.00
MVIS Global Junior Gold Miners Index	56.41	7.48	9.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 322,598,442
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 2,245,786
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$322,598,442
Number of Holdings	7
Net Advisory Fee	$2,245,786
Portfolio Turnover	22%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	166%
Investment Companies	34%
Total (as % of net assets)	200%

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Pan American Silver Corp.	6.7%
Alamos Gold, Inc.	6.4%
Harmony Gold Mining Co. Ltd.	6.3%
Evolution Mining Ltd.	6.2%
B2gold Corp.	5.2%
Industrias Peñoles S.A.B. de C.V.	2.4%
Hecla Mining Co.	2.3%
Endeavour Mining PLC	2.2%
Osisko Gold Royalties Ltd.	2.1%
Iamgold Corp.	2.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Junior Gold Miners Index Bear 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Junior Gold Miners Index Bear 2X Shares
Class Name	Direxion Daily Junior Gold Miners Index Bear 2X Shares
Trading Symbol	JDST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Junior Gold Miners Index Bear 2X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Junior Gold Miners Index Bear 2X Shares	$57	0.85%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Junior Gold Miners Index Bear 2X Shares seeks to provide -200% of the daily return of the MVIS Global Junior Gold Miners Index. The MVIS Global Junior Gold Miners Index tracks the performance of foreign and domestic micro-, small- and mid-capitalization companies that generate, or demonstrate the potential to generate, at least 50% of their revenues from, or have at least 50% of their assets related to, gold mining and/or silver mining, hold real property or have mining projects that have the potential to produce at least 50% of the company’s revenue from gold or silver mining when developed, or primarily invest in gold or silver. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the MVIS Global Junior Gold Miners Index returned 56.41%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Junior Gold Miners Index Bear 2X Shares returned -67.68%, while the model indicated an expected return of -69.26%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Junior Gold Miners Index Bear 2X Shares	-67.68	-62.16	-70.69
S&P 500® Index	38.02	15.27	13.00
MVIS Global Junior Gold Miners Index	56.41	7.48	9.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 54,935,997
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 597,468
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$54,935,997
Number of Holdings	6
Net Advisory Fee	$597,468
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-200%
Total (as % of net assets)	-200%

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Pan American Silver Corp.	6.7%
Alamos Gold, Inc.	6.4%
Harmony Gold Mining Co. Ltd.	6.3%
Evolution Mining Ltd.	6.2%
B2gold Corp.	5.2%
Industrias Peñoles S.A.B. de C.V.	2.4%
Hecla Mining Co.	2.3%
Endeavour Mining PLC	2.2%
Osisko Gold Royalties Ltd.	2.1%
Iamgold Corp.	2.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Magnificent 7 Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Magnificent 7 Bull 2X Shares
Class Name	Direxion Daily Magnificent 7 Bull 2X Shares
Trading Symbol	QQQU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Magnificent 7 Bull 2X Shares for the period of March 7, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Magnificent 7 Bull 2X Shares	$76*	0.95%**
[33],[34]
Expenses Paid, Amount	$ 76	[34]
Expense Ratio, Percent	0.95%	[33]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Magnificent 7 Bull 2X Shares seeks to provide 200% of the daily return of the Indxx Magnificent 7 Index. The Indxx Magnificent 7 Index is provided by Indxx and is designed to track the performance of seven of the leading NASDAQ listed companies, as identified by Indxx. The Magnificent 7 is comprised of the following companies: Apple, Alphabet, Microsoft, Amazon, Nvidia, Tesla, and Meta. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. From March 7, 2024 (the inception date of the Fund) through October 31, 2024, the Indxx Magnificent 7 Index (formerly, the Indxx Front of the Q Index) returned 26.19%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. Since inception, the Direxion Daily Magnificent 7 Bull 2X Shares (formerly the Direxion Daily Concentrated Qs Bull 2X Shares) returned 45.46%, while the model indicated an expected return of 53.10%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (03/07/2024)
Direxion Daily Magnificent 7 Bull 2X Shares	45.46
S&P 500® Index	12.73
Indxx Magnificent 7 Index	26.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 13, 2024
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 19,003,876
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 26,715
Investment Company Portfolio Turnover	267.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$19,003,876
Number of Holdings	14
Net Advisory Fee	$26,715
Portfolio Turnover	267%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	171%
Common Stocks	29%
Total (as % of net assets)	200%

Index Composition	(%)
Interactive Media & Services	28.8%
Semiconductors & Semiconductor Equipment	16.0%
Automobiles	14.7%
Technology Hardware, Storage & Peripherals	13.8%
Broadline Retail	13.6%
Software	13.1%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	16.0%
Tesla, Inc.	14.7%
Alphabet, Inc.	14.6%
Meta Platforms, Inc.	14.1%
Apple, Inc.	13.9%
Amazon.com, Inc.	13.6%
Microsoft Corp.	13.1%

Material Fund Change [Text Block]
MATERIAL CHANGES
On August 1, 2024, the name of the index that the Fund tracks was renamed from the Indxx Front of the Q Index to Indxx Magnificent 7 Index. Effective September 13, 2024, the Fund was renamed from Direxion Daily Concentrated Qs Bull 2X Shares to Direxion Daily Magnificent 7 Bull 2X Shares.

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily NYSE FANG+ Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily NYSE FANG+ Bull 2X Shares
Class Name	Direxion Daily NYSE FANG+ Bull 2X Shares
Trading Symbol	FNGG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily NYSE FANG+ Bull 2X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily NYSE FANG+ Bull 2X Shares	$155	0.95%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily NYSE FANG+ Bull 2X Shares (the “FANG ETF”) seeks to provide 200% of the daily return of the NYSE FANG+ Index. The NYSE FANG+ Index is an equal-dollar weighted Index designed to track the performance of 10 highly-traded growth stocks of technology and tech-enabled companies. The Index is comprised of the securities of U.S.-listed companies that ICE Data Indices, LLC (the “Index Provider”) has identified as FANG+ companies, which are comprised of six FAANMG companies and four non-FAANMG companies. The Index Provider defines FAANMG as Meta Platforms Inc. (META), Apple Inc. (AAPL), Amazon.com Inc. (AMZN), Netflix Inc. (NFLX), Microsoft Corp. (MSFT), and Alphabet Inc. Class A (GOOGL). The Index is reconstituted quarterly. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the NYSE FANG+ Index returned 60.43%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The FANG ETF returned 125.89%, while the model indicated an expected return of 142.93%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Direxion Daily NYSE FANG+ Bull 2X Shares	125.89	-14.48
S&P 500® Index	38.02	10.80
NYSE FANG+ Index	60.43	17.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 62,132,353
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 377,134
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$62,132,353
Number of Holdings	17
Net Advisory Fee	$377,134
Portfolio Turnover	92%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	155%
Common Stocks	45%
Total (as % of net assets)	200%

Index Composition	(%)
Software	29.4%
Semiconductors & Semiconductor Equipment	21.0%
Interactive Media & Services	20.1%
Entertainment	10.4%
Technology Hardware, Storage & Peripherals	9.7%
Broadline Retail	9.4%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	11.1%
CrowdStrike Holdings, Inc.	10.5%
Netflix, Inc.	10.4%
Alphabet, Inc.	10.1%
Meta Platforms, Inc.	10.0%
Broadcom, Inc.	9.9%
ServiceNow, Inc.	9.9%
Apple, Inc.	9.7%
Amazon.com, Inc.	9.5%
Microsoft Corp.	8.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Class Name	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Trading Symbol	UBOT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	$130	0.95%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares seeks to provide 200% of the daily return of the Indxx Global Robotics & Artificial Intelligence Thematic Index. The Indxx Global Robotics & Artificial Intelligence Thematic Index is designed to provide exposure to exchange-listed companies in developed markets that are expected to benefit from the adoption and utilization of robotics and/or artificial intelligence, as defined by the Index Provider, Indxx, LLC. To determine if the Fund has met its  daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Indxx Global Robotics & Artificial Intelligence Thematic Index returned 42.01%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares returned 72.90%, while the model indicated an expected return of 92.01%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/19/2018)
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	72.90	4.13	-8.45
S&P 500® Index	38.02	15.27	13.98
Indxx Global Robotics & Artificial Intelligence Thematic Index	42.01	9.70	5.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 28,118,930
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 246,896
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$28,118,930
Number of Holdings	8
Net Advisory Fee	$246,896
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	155%
Investment Companies	45%
Total (as % of net assets)	200%

Index Composition	(%)
Information Technology	43.1%
Industrials	38.6%
Health Care	15.2%
Financials	1.9%
Energy	0.6%
Consumer Discretionary	0.6%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	13.1%
Intuitive Surgical, Inc.	10.2%
ABB Ltd.	9.4%
Keyence Corp.	7.7%
SMC Corp.	5.6%
Dynatrace, Inc.	4.8%
FANUC Corp.	4.1%
OMRON	3.7%
Daifuku Co. Ltd.	3.3%
Yaskawa Electric Corp.	3.1%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Class Name	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Trading Symbol	GUSH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	$80	0.91%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares seeks to provide 200% of the daily return of the S&P Oil & Gas Exploration & Production Select Industry Index. The S&P Oil & Gas Exploration & Production Select Industry Index is provided by Standard & Poor’s and includes domestic companies from the oil and gas exploration and production sub-industry. The index is designed to measure the performance of a sub-industry or group of sub-industries determined based on the Global Industry Classification Standards. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P Oil & Gas Exploration & Production Select Industry Index returned -7.47%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares returned -24.28%, while the model indicated an expected return of -18.61%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/28/2015)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	-24.28	-35.92	-49.78
S&P 500® Index	38.02	15.27	13.08
S&P Oil & Gas Exploration & Production Select Industry Index	-7.47	12.09	-2.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 350,051,344
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 3,379,971
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$350,051,344
Number of Holdings	62
Net Advisory Fee	$3,379,971
Portfolio Turnover	36%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	137%
Common Stocks	63%
Total (as % of net assets)	200%

Index Composition	(%)
Oil, Gas & Consumable Fuels	100.0%

Top 10 Constituents of Index	(%)
Texas Pacific Land Corp.	3.8%
CNX Resources Corp.	3.3%
Expand Energy Corp.	3.1%
EQT Corp.	2.9%
SM Energy Co.	2.8%
Marathon Oil Corp.	2.8%
Chevron Corp.	2.8%
ConocoPhillips	2.8%
Exxon Mobil Corp.	2.8%
Coterra Energy, Inc.	2.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Class Name	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Trading Symbol	DRIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	$103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares seeks to -200% of the daily return of the S&P Oil & Gas Exploration & Production Select Industry Index. The S&P Oil & Gas Exploration & Production Select Industry Index is provided by Standard & Poor’s and includes domestic companies from the oil and gas exploration and production sub-industry. The index is designed to measure the performance of a sub-industry or group of sub-industries determined based on the Global Industry Classification Standards. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P Oil & Gas Exploration & Production Select Industry Index returned -7.47%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares returned 17.12%, while the model indicated an expected return of 0.65%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/28/2015)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	17.12	-55.76	-41.75
S&P 500® Index	38.02	15.27	13.08
S&P Oil & Gas Exploration & Production Select Industry Index	-7.47	12.09	-2.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 40,222,347
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 387,438
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$40,222,347
Number of Holdings	8
Net Advisory Fee	$387,438
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-200%
Total (as % of net assets)	-200%

Index Composition	(%)
Oil, Gas & Consumable Fuels	100.0%

Top 10 Constituents of Index	(%)
Texas Pacific Land Corp.	3.8%
CNX Resources Corp.	3.3%
Expand Energy Corp.	3.1%
EQT Corp.	2.9%
SM Energy Co.	2.8%
Marathon Oil Corp.	2.8%
Chevron Corp.	2.8%
ConocoPhillips	2.8%
Exxon Mobil Corp.	2.8%
Coterra Energy, Inc.	2.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Travel & Vacation Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Travel & Vacation Bull 2X Shares
Class Name	Direxion Daily Travel & Vacation Bull 2X Shares
Trading Symbol	OOTO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Travel & Vacation Bull 2X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Travel & Vacation Bull 2X Shares	$131	0.95%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Travel & Vacation Bull 2X Shares seeks to provide 200% of the daily return of the BlueStar® Travel and Vacation Index. The BlueStar® Travel and Vacation Index is provided by MV Index Solutions GmbH and is comprised of US listed stocks, including depository receipts, of companies that are “Travel and Vacation” companies, as defined by the Index Provider. To be eligible for inclusion in the Index, a company must either (a) derive 25% or more of its revenue from, or devote 25% or more of its annual budget to, operating theme parks and/or hotels or (b) derive 50% or more of its revenue from, or devote 50% or more of its annual budget to the following activities: 1. Hotel accommodations; 2. Commercial airlines; 3. Casino resorts; 4. Hotel time shares; 5. Ski resorts; 6. Cruises; 7. Hotel real estate investment trusts; 8. Performing arts centers; 9. Online travel and event booking; 10. Specialty travel and experiences (such as outer space passenger travel), and/or 11. Operation of theme parks. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the BlueStar® Travel and Vacation Index returned 40.10%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Travel & Vacation Bull 2X Shares returned 76.53%, while the model indicated an expected return of 89.75%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/10/2021)
Direxion Daily Travel & Vacation Bull 2X Shares	76.53	-10.24
S&P 500® Index	38.02	10.97
BlueStar® Travel and Vacation Index	40.10	0.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 8,493,826
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 68,102
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$8,493,826
Number of Holdings	53
Net Advisory Fee	$68,102
Portfolio Turnover	11%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	124%
Common Stocks	76%
Total (as % of net assets)	200%

Index Composition	(%)
Hotels, Restaurants & Leisure	62.8%
Passenger Airlines	18.1%
Entertainment	7.0%
Hotel & Resort REITs	5.9%
Specialized REITs	5.5%
Interactive Media & Services	0.7%

Top 10 Constituents of Index	(%)
Booking Holdings, Inc.	5.5%
TripAdvisor, Inc.	5.4%
Hilton Worldwide Holdings, Inc.	5.1%
Marriott International, Inc. Class A	5.0%
Royal Caribbean Cruises Ltd. ADR	4.4%
Delta Air Lines, Inc.	4.4%
The Walt Disney Co.	4.3%
Airbnb, Inc. Class A	4.1%
VICI Properties, Inc.	3.5%
Carnival Corp. ADR	3.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Uranium Industry Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Uranium Industry Bull 2X Shares
Class Name	Direxion Daily Uranium Industry Bull 2X Shares
Trading Symbol	URAA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Uranium Industry Bull 2X Shares for the period of June 26, 2024 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Uranium Industry Bull 2X Shares	$33*	0.95%**
[35],[36]
Expenses Paid, Amount	$ 33	[36]
Expense Ratio, Percent	0.95%	[35]
Net Assets	$ 7,893,329
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$7,893,329
Number of Holdings	8
Net Advisory Fee	$0
Portfolio Turnover	78%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	152%
Investment Companies	48%
Total (as % of net assets)	200%

Index Composition	(%)
Nuclear Energy	100.0%

Top 10 Constituents of Index	(%)
Global X Uranium ETF	68.4%
Sprott Uranium Miners ETF	31.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Mid Cap Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Mid Cap Bull 3X Shares
Class Name	Direxion Daily Mid Cap Bull 3X Shares
Trading Symbol	MIDU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Mid Cap Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Mid Cap Bull 3X Shares	$138	0.95%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Mid Cap Bull 3X Shares seeks to provide 300% of the daily return of the S&P MidCap 400® Index. The S&P MidCap 400® Index is a float-adjusted market capitalization weighted index that attempts to measure the performance of 400 mid-sized companies in the United States. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P MidCap 400® Index returned 32.99%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Mid Cap Bull 3X Shares returned 90.91%, while the model indicated an expected return of 117.70%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Mid Cap Bull 3X Shares	90.91	5.33	9.74
S&P MidCap 400® Index	32.99	11.37	9.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 82,371,295
Holdings Count | $ / shares	407
Advisory Fees Paid, Amount	$ 595,660
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$82,371,295
Number of Holdings	407
Net Advisory Fee	$595,660
Portfolio Turnover	129%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	222%
Common Stocks	78%
Total (as % of net assets)	300%

Index Composition	(%)
Industrials	22.6%
Financials	17.2%
Consumer Discretionary	13.6%
Health Care	9.8%
Information Technology	9.4%
Real Estate	7.2%
Materials	6.6%
Energy	5.2%
Consumer Staples	4.4%
Utilities	2.6%
Communication Services	1.4%

Top 10 Constituents of Index	(%)
Illumina, Inc.	0.8%
Texas Pacific Land Corp.	0.8%
EMCOR Group, Inc.	0.7%
Carlisle Cos., Inc.	0.7%
Lennox International, Inc.	0.7%
Expand Energy Corp.	0.6%
Williams-Sonoma, Inc.	0.6%
United Therapeutics Corp.	0.6%
Interactive Brokers Group, Inc. Class A	0.6%
Watsco, Inc.	0.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P 500® Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P 500® Bull 3X Shares
Class Name	Direxion Daily S&P 500® Bull 3X Shares
Trading Symbol	SPXL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily S&P 500® Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P 500® Bull 3X Shares	$130	0.81%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P 500® Bull 3X Shares seeks to provide 300% of the daily return of the S&P 500® Index. Standard & Poor’s® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company’s shares outstanding. The Index is a float-adjusted, market capitalization-weighted index. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P 500® Index returned 38.02%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily S&P 500® Bull 3X Shares returned 120.50%, while the model indicated an expected return of 151.02%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily S&P 500® Bull 3X Shares	120.50	24.05	23.56
S&P 500® Index	38.02	15.27	13.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 4,906,704,891
Holdings Count | $ / shares	514
Advisory Fees Paid, Amount	$ 26,941,497
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$4,906,704,891
Number of Holdings	514
Net Advisory Fee	$26,941,497
Portfolio Turnover	29%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	189%
Common Stocks	70%
Futures Contracts	41%
Total (as % of net assets)	300%

Index Composition	(%)
Information Technology	31.7%
Financials	13.4%
Health Care	11.1%
Consumer Discretionary	10.0%
Communication Services	9.1%
Industrials	8.5%
Consumer Staples	5.8%
Energy	3.4%
Utilities	2.5%
Real Estate	2.3%
Materials	2.2%

Top 10 Constituents of Index	(%)
Apple, Inc.	7.1%
NVIDIA Corp.	6.8%
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc.	2.6%
Alphabet, Inc.	2.1%
Alphabet, Inc. Class C	1.7%
Berkshire Hathaway, Inc. Class B	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P 500® Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P 500® Bear 3X Shares
Class Name	Direxion Daily S&P 500® Bear 3X Shares
Trading Symbol	SPXS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily S&P 500® Bear 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P 500® Bear 3X Shares	$65	0.91%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P 500® 3X Bear Shares seeks to provide -300%, of the daily return of the S&P 500® Index. Standard & Poor’s® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company’s shares outstanding. The Index is a float-adjusted, market capitalization-weighted index. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P 500® Index returned 38.02%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily S&P 500® Bear 3X Shares returned -57.19%, while the model indicated an expected return of -65.33%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily S&P 500® Bear 3X Shares	-57.19	-45.77	-39.29
S&P 500® Index	38.02	15.27	13.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 501,716,748
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 4,109,729
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$501,716,748
Number of Holdings	11
Net Advisory Fee	$4,109,729
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-300%
Total (as % of net assets)	-300%

Index Composition	(%)
Information Technology	31.7%
Financials	13.4%
Health Care	11.1%
Consumer Discretionary	10.0%
Communication Services	9.1%
Industrials	8.5%
Consumer Staples	5.8%
Energy	3.4%
Utilities	2.5%
Real Estate	2.3%
Materials	2.2%

Top 10 Constituents of Index	(%)
Apple, Inc.	7.1%
NVIDIA Corp.	6.8%
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc.	2.6%
Alphabet, Inc.	2.1%
Alphabet, Inc. Class C	1.7%
Berkshire Hathaway, Inc. Class B	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Small Cap Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Small Cap Bull 3X Shares
Class Name	Direxion Daily Small Cap Bull 3X Shares
Trading Symbol	TNA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Small Cap Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Small Cap Bull 3X Shares	$124	0.87%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Small Cap Bull 3X Shares seeks to provide 300% of the daily return of the Russell 2000® Index. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Russell 2000® Index returned 34.07%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Small Cap Bull 3X Shares returned 85.49%, while the model indicated an expected return of 111.21%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Small Cap Bull 3X Shares	85.49	-6.39	1.39
Russell 2000® Index	34.07	8.50	7.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,158,997,560
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 16,010,661
Investment Company Portfolio Turnover	222.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,158,997,560
Number of Holdings	11
Net Advisory Fee	$16,010,661
Portfolio Turnover	222%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	227%
Investment Companies	73%
Total (as % of net assets)	300%

Index Composition	(%)
Financials	18.6%
Health Care	17.4%
Industrials	17.1%
Information Technology	12.6%
Consumer Discretionary	9.8%
Real Estate	6.4%
Energy	5.2%
Materials	4.6%
Utilities	2.8%
Consumer Staples	2.8%
Communication Services	2.7%

Top 10 Constituents of Index	(%)
FTAI Aviation Ltd.	0.5%
Sprouts Farmers Market, Inc.	0.5%
Vaxcyte, Inc.	0.5%
Insmed, Inc.	0.4%
Mueller Industries, Inc.	0.3%
Fluor Corp.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Fabrinet	0.3%
Ensign Group, Inc.	0.3%
Revolution Medicines, Inc.	0.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Small Cap Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Small Cap Bear 3X Shares
Class Name	Direxion Daily Small Cap Bear 3X Shares
Trading Symbol	TZA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Small Cap Bear 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Small Cap Bear 3X Shares	$62	0.90%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Small Cap Bear 3X Shares seeks to provide -300% of the daily return of the Russell 2000® Index. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Russell 2000® Index returned 34.07%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Small Cap Bear 3X Shares returned -61.41%, while the model indicated an expected return of -67.90%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Small Cap Bear 3X Shares	-61.41	-46.43	-38.97
Russell 2000® Index	34.07	8.50	7.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 344,247,181
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 2,882,956
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$344,247,181
Number of Holdings	11
Net Advisory Fee	$2,882,956
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-300%
Total (as % of net assets)	-300%

Index Composition	(%)
Financials	18.6%
Health Care	17.4%
Industrials	17.1%
Information Technology	12.6%
Consumer Discretionary	9.8%
Real Estate	6.4%
Energy	5.2%
Materials	4.6%
Utilities	2.8%
Consumer Staples	2.8%
Communication Services	2.7%

Top 10 Constituents of Index	(%)
FTAI Aviation Ltd.	0.5%
Sprouts Farmers Market, Inc.	0.5%
Vaxcyte, Inc.	0.5%
Insmed, Inc.	0.4%
Mueller Industries, Inc.	0.3%
Fluor Corp.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Fabrinet	0.3%
Ensign Group, Inc.	0.3%
Revolution Medicines, Inc.	0.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily FTSE China Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily FTSE China Bull 3X Shares
Class Name	Direxion Daily FTSE China Bull 3X Shares
Trading Symbol	YINN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily FTSE China Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily FTSE China Bull 3X Shares	$108	0.92%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily FTSE China Bull 3X Shares seeks to provide 300% of the daily return of the FTSE China 50 Index. The FTSE China 50 Index consists of the 50 largest and most liquid public Chinese companies currently trading on the Hong Kong Stock Exchange. Securities in the index are weighted based on the total market value of their shares, so that securities with higher total market values will generally have a higher representation in the index. Index constituents are screened for liquidity and weightings and are capped to prevent the index from being overly concentrated in any one stock. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the FTSE China 50 Index returned 28.24%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily FTSE China Bull 3X Shares returned 35.26%, while the model indicated an expected return of 60.96%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily FTSE China Bull 3X Shares	35.26	-37.13	-24.81
S&P 500® Index	38.02	15.27	13.00
FTSE China 50 Index	28.24	-2.29	0.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,015,945,807
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 7,373,530
Investment Company Portfolio Turnover	274.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,015,945,807
Number of Holdings	13
Net Advisory Fee	$7,373,530
Portfolio Turnover	274%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	237%
Investment Companies	63%
Total (as % of net assets)	300%

Index Composition	(%)
Consumer Discretionary	37.4%
Financials	28.8%
Communication Services	16.3%
Energy	5.4%
Information Technology	5.1%
Industrials	1.7%
Materials	1.7%
Health Care	1.5%
Real Estate	1.0%
Consumer Staples	0.7%
Utilities	0.4%

Top 10 Constituents of Index	(%)
Meituan Class B	10.7%
Alibaba Group Holding Ltd.	8.6%
Tencent Holdings Ltd.	8.1%
China Construction Bank Corp. Class H	6.0%
JD.com, Inc. Class A	5.4%
Xiaomi Corp.	5.1%
Ping An Insurance Group Company of China Ltd.	4.1%
BYD	4.1%
Industrial & Commercial Bank of China Ltd.	4.1%
Bank Of China (Hong King) Ltd.	4.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily FTSE China Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily FTSE China Bear 3X Shares
Class Name	Direxion Daily FTSE China Bear 3X Shares
Trading Symbol	YANG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily FTSE China Bear 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily FTSE China Bear 3X Shares	$63	0.95%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily FTSE China Bear 3X Shares seeks to provide -300% of the daily return of the FTSE China 50 Index. The FTSE China 50 Index consists of the 50 largest and most liquid public Chinese companies currently trading on the Hong Kong Stock Exchange. Securities in the index are weighted based on the total market value of their shares, so that securities with higher total market values will generally have a higher representation in the index. Index constituents are screened for liquidity and weightings and are capped to prevent the index from being overly concentrated in any one stock. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the FTSE China 50 Index returned 28.24%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily FTSE China Bear 3X Shares returned -67.92%, while the model indicated an expected return of -71.12%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily FTSE China Bear 3X Shares	-67.92	-39.61	-36.12
S&P 500® Index	38.02	15.27	13.00
FTSE China 50 Index	28.24	-2.29	0.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 184,483,062
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 1,120,465
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$184,483,062
Number of Holdings	7
Net Advisory Fee	$1,120,465
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-300%
Total (as % of net assets)	-300%

Index Composition	(%)
Consumer Discretionary	37.4%
Financials	28.8%
Communication Services	16.3%
Energy	5.4%
Information Technology	5.1%
Industrials	1.7%
Materials	1.7%
Health Care	1.5%
Real Estate	1.0%
Consumer Staples	0.7%
Utilities	0.4%

Top 10 Constituents of Index	(%)
Meituan Class B	10.7%
Alibaba Group Holding Ltd.	8.6%
Tencent Holdings Ltd.	8.1%
China Construction Bank Corp. Class H	6.0%
JD.com, Inc. Class A	5.4%
Xiaomi Corp.	5.1%
Ping An Insurance Group Comapny of China Ltd.	4.1%
BYD	4.1%
Industrial & Commercial Bank of China Ltd.	4.1%
Bank Of China (Hong King) Ltd.	4.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily FTSE Europe Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily FTSE Europe Bull 3X Shares
Class Name	Direxion Daily FTSE Europe Bull 3X Shares
Trading Symbol	EURL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily FTSE Europe Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily FTSE Europe Bull 3X Shares	$122	0.95%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily FTSE Europe Bull 3X Shares seeks to provide 300% of the daily return of the FTSE Developed Europe All Cap Index. The FTSE Developed Europe All Cap Index is a market capitalization weighted index that is designed to measure the equity market performance of large-, mid- and small-cap companies in developed markets in Europe. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the FTSE Developed Europe All Cap Index returned 23.43%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily FTSE Europe Bull 3X Shares returned 56.86%, while the model indicated an expected return of 78.27%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily FTSE Europe Bull 3X Shares	56.86	-2.06	-1.58
FTSE Developed Europe All Cap Index	23.43	6.98	5.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 21,858,858
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 179,711
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$21,858,858
Number of Holdings	9
Net Advisory Fee	$179,711
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	238%
Investment Companies	62%
Total (as % of net assets)	300%

Index Composition	(%)
United Kingdom	18.4%
France	17.2%
Switzerland	13.5%
Germany	13.2%
Netherlands	7.5%
Sweden	5.9%
Spain	5.0%
Italy	5.0%
Denmark	4.5%
Belgium	2.0%
Other	7.8%

Top 10 Constituents of Index	(%)
Novo Nordisk	2.4%
LVMH Moët Hennessy Louis Vuitton	2.1%
Sap SE	1.8%
ASML Holding N.V.	1.7%
Nestlé SA	1.6%
Hermes International S.A.	1.5%
Novartis AG	1.4%
AstraZeneca PLC	1.4%
Roche	1.4%
L’Oréal S.A.	1.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSCI Emerging Markets Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSCI Emerging Markets Bull 3X Shares
Class Name	Direxion Daily MSCI Emerging Markets Bull 3X Shares
Trading Symbol	EDC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily MSCI Emerging Markets Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSCI Emerging Markets Bull 3X Shares	$122	0.95%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSCI Emerging Markets Bull 3X Shares seeks to provide 300% of the daily return of the MSCI Emerging Markets IndexSM. The MSCI Emerging Market IndexSM is a free float-adjusted market capitalization index that is designed to represent the performance of large- and mid-capitalizations securities across 24 emerging markets countries. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the MSCI Emerging Market IndexSM returned 25.32%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Emerging Markets MSCI Bull 3X Shares returned 56.23%, while the model indicated an expected return of 77.81%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily MSCI Emerging Markets Bull 3X Shares	56.23	-12.71	-10.24
MSCI Emerging Markets IndexSM	25.32	3.93	3.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 82,706,447
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 658,165
Investment Company Portfolio Turnover	220.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$82,706,447
Number of Holdings	9
Net Advisory Fee	$658,165
Portfolio Turnover	220%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	295%
Investment Companies	5%
Total (as % of net assets)	300%

Index Composition	(%)
China	24.9%
Taiwan, Province Of China	19.0%
India	18.8%
Korea, Republic of	10.1%
Brazil	4.6%
Saudi Arabia	3.9%
South Africa	2.9%
Mexico	1.9%
Indonesia	1.6%
Thailand	1.5%
Other	10.8%

Top 10 Constituents of Index	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.3%
Samsung Electronics Co. Ltd.	2.6%
Alibaba Group Holding Ltd.	2.3%
Meituan Class B	1.5%
Reliance Industries, Ltd.	1.2%
HDFC Bank	1.1%
PDD Holdings, Inc. ADR	1.1%
Hon Hai Precision Industry Co. Ltd.	1.0%
ICICI Bank Ltd.	1.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSCI Emerging Markets Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSCI Emerging Markets Bear 3X Shares
Class Name	Direxion Daily MSCI Emerging Markets Bear 3X Shares
Trading Symbol	EDZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily MSCI Emerging Markets Bear 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSCI Emerging Markets Bear 3X Shares	$74	0.95%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSCI Emerging Markets Bear 3X Shares seeks to provide -300% of the daily return of the MSCI Emerging Markets IndexSM. The MSCI Emerging Market IndexSM is a free float-adjusted market capitalization index that is designed to represent the performance of large- and mid-capitalizations securities across 24 emerging markets countries. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the MSCI Emerging Market IndexSM returned 25.32%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily MSCI Emerging Markets Bear 3X Shares returned -44.83%, while the model indicated an expected return of -52.75%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily MSCI Emerging Markets Bear 3X Shares	-44.83	-26.97	-25.27
MSCI Emerging Markets IndexSM	25.32	3.93	3.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 16,790,972
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 77,496
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$16,790,972
Number of Holdings	5
Net Advisory Fee	$77,496
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-300%
Total (as % of net assets)	-300%

Index Composition	(%)
China	24.9%
Taiwan, Province Of China	19.0%
India	18.8%
Korea, Republic of	10.1%
Brazil	4.6%
Saudi Arabia	3.9%
South Africa	2.9%
Mexico	1.9%
Indonesia	1.6%
Thailand	1.5%
Other	10.8%

Top 10 Constituents of Index	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	4.3%
Samsung Electronics Co. Ltd.	2.6%
Alibaba Group Holding Ltd.	2.3%
Meituan Class B	1.5%
Reliance Industries, Ltd.	1.2%
HDFC Bank	1.1%
PDD Holdings, Inc. ADR	1.1%
Hon Hai Precision Industry Co. Ltd.	1.0%
ICICI Bank Ltd.	1.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSCI Mexico Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSCI Mexico Bull 3X Shares
Class Name	Direxion Daily MSCI Mexico Bull 3X Shares
Trading Symbol	MEXX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily MSCI Mexico Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSCI Mexico Bull 3X Shares	$79	0.95%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSCI Mexico Bull 3X Shares seeks to provide 300% of the daily return of the MSCI Mexico IMI 25/50 Index. The MSCI Mexico IMI 25/50 Index is designed to measure the performance of the large-, mid- and small-capitalization segments of the Mexican equity market, covering approximately 99% of the free float-adjusted market capitalization in Mexico. The index consists of stocks traded primarily on the Mexican Stock Market. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the MSCI Mexico IMI 25/50 Index returned -2.76%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily MSCI Mexico Bull 3X Shares returned -33.99%, while the model indicated an expected return of -24.86%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/03/2017)
Direxion Daily MSCI Mexico Bull 3X Shares	-33.99	-13.34	-18.17
S&P 500® Index	38.02	15.27	14.26
MSCI Mexico IMI 25-50 Index	-2.76	5.92	2.67

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 24,839,820
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 138,334
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$24,839,820
Number of Holdings	7
Net Advisory Fee	$138,334
Portfolio Turnover	56%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	251%
Investment Companies	49%
Total (as % of net assets)	300%

Index Composition	(%)
Consumer Staples	29.3%
Financials	17.8%
Materials	16.3%
Industrials	16.1%
Communication Services	10.3%
Real Estate	7.9%
Consumer Discretionary	1.3%
Health Care	1.0%

Top 10 Constituents of Index	(%)
Grupo Finance Banorte	9.8%
Fomento Economico Mexicano	9.5%
Grupo Mexico Class B	8.0%
Wal-Mart de México S.A.B. de C.V.	7.6%
América Móvil S.A.B. de C.V.	7.6%
Grupo Aeroportuario del Pacífico S.A.B. de C.V.	4.3%
CEMEX S.A.B. de C.V.	3.9%
Grupo Aeroportuario del Sureste S.A.B. de C.V.	3.2%
Arca Continental	2.9%
Grupo Financiero Inbursa S.A.B. de C.V. Series O	2.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSCI South Korea Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSCI South Korea Bull 3X Shares
Class Name	Direxion Daily MSCI South Korea Bull 3X Shares
Trading Symbol	KORU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily MSCI South Korea Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSCI South Korea Bull 3X Shares	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSCI South Korea Bull 3X Shares seeks to provide 300% of the daily return of the MSCI Korea 25/50 Index. The MSCI Korea 25/50 Index is designed to measure the performance of the large- and mid-cap segments of the South Korean equity market, covering approximately 85% of the free float-adjusted market capitalization of South Korean issuers. To determine if the Fund has met its  daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the MSCI Korea 25/50 Index returned 13.08%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily MSCI South Korea Bull 3X Shares returned 4.21%, while the model indicated an expected return of 16.52%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily MSCI South Korea Bull 3X Shares	4.21	-22.70	-16.80
S&P 500® Index	38.02	15.27	13.00
MSCI Korea 25/50 Index	13.08	2.53	2.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 57,696,147
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 288,459
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$57,696,147
Number of Holdings	7
Net Advisory Fee	$288,459
Portfolio Turnover	82%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	233%
Investment Companies	67%
Total (as % of net assets)	300%

Index Composition	(%)
Information Technology	32.1%
Industrials	16.6%
Financials	14.5%
Consumer Discretionary	10.1%
Health Care	8.9%
Materials	6.7%
Communication Services	6.1%
Consumer Staples	2.7%
Energy	1.6%
Utilities	0.7%

Top 10 Constituents of Index	(%)
Samsung Electronics Co. Ltd.	18.0%
SK Hynix, Inc.	9.4%
KB Financial Group	3.4%
Hyundai Motor Co.	2.8%
Celltrion, Inc.	2.7%
Kia Corp.	2.3%
POSCO Holdings, Inc.	2.3%
Shinhan Financial Group Co. Ltd.	2.3%
Naver Corp.	2.1%
Samsung Biologics Co. Ltd.	1.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Aerospace & Defense Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Aerospace & Defense Bull 3X Shares
Class Name	Direxion Daily Aerospace & Defense Bull 3X Shares
Trading Symbol	DFEN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Aerospace & Defense Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Aerospace & Defense Bull 3X Shares	$136	0.92%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Aerospace & Defense Bull 3X Shares seeks to provide 300% of the daily return of the Dow Jones U.S. Select Aerospace & Defense Index. The Dow Jones U.S. Select Aerospace & Defense Index is provided by Dow Jones U.S. Index. The index attempts to measure the performance of the aerospace and defense industry of the U.S. equity market. The Index Provider selects the stocks comprising the index from the aerospace and defense sector on the basis of the float-adjusted, market capitalization-weight of each constituent. Aerospace companies include manufacturers, assemblers and distributors of aircraft and aircraft parts. Defense companies include producers of components and equipment for the defense industry, such as military aircraft, radar equipment and weapons. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Dow Jones U.S. Select Aerospace & Defense Index returned 33.12%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Aerospace & Defense Bull 3X Shares returned 94.57% for the same period, while the model indicated an expected return of 121.83%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/03/2017)
Direxion Daily Aerospace & Defense Bull 3X Shares	94.57	-9.76	4.25
S&P 500® Index	38.02	15.27	14.26
Dow Jones U.S. Select Aerospace & Defense Index	33.12	7.15	10.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 186,970,065
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 1,280,226
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$186,970,065
Number of Holdings	42
Net Advisory Fee	$1,280,226
Portfolio Turnover	52%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	241%
Common Stocks	59%
Total (as % of net assets)	300%

Index Composition	(%)
Aerospace & Defense	99.8%
Leisure Products	0.2%

Top 10 Constituents of Index	(%)
General Electric Co.	18.1%
RTX Corp.	15.6%
Lockheed Martin Corp.	10.5%
Axon Enterprise, Inc.	5.1%
Boeing Co.	5.1%
L3Harris Technologies, Inc.	4.8%
Howmet Aerospace, Inc.	4.6%
Northrop Grumman Corp.	4.3%
TransDigm Group, Inc.	4.3%
General Dynamics Corp.	4.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Consumer Discretionary Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Consumer Discretionary Bull 3X Shares
Class Name	Direxion Daily Consumer Discretionary Bull 3X Shares
Trading Symbol	WANT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Consumer Discretionary Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Consumer Discretionary Bull 3X Shares	$132	0.95%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Consumer Discretionary Bull 3X Shares seeks to provide 300% of the daily return of the Consumer Discretionary Select Sector Index. The Consumer Discretionary Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the consumer discretionary sector which includes the following industries: retail (specialty, multiline, internet & direct marketing); hotels, restaurants & leisure; textiles, apparel & luxury goods; household durables; automobiles; automobile components; distributors; leisure equipment & products; and diversified consumer services. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Consumer Discretionary Select Sector Index returned 30.72%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Consumer Discretionary Bull 3X Shares returned 78.00% for the same period, while the model indicated an expected return of 103.12%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/29/2018)
Direxion Daily Consumer Discretionary Bull 3X Shares	78.00	4.13	7.85
S&P 500® Index	38.02	15.27	15.06
Consumer Discretionary Select Sector Index	30.72	11.35	11.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 22,930,191
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 203,823
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$22,930,191
Number of Holdings	57
Net Advisory Fee	$203,823
Portfolio Turnover	72%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	250%
Common Stocks	50%
Total (as % of net assets)	300%

Index Composition	(%)
Hotels, Restaurants & Leisure	25.1%
Broadline Retail	23.3%
Specialty Retail	22.6%
Automobiles	17.0%
Household Durables	5.2%
Textiles, Apparel & Luxury Goods	4.8%
Distributors	1.1%
Automobile Components	0.6%
Leisure Products	0.3%

Top 10 Constituents of Index	(%)
Amazon.com, Inc.	22.5%
Tesla, Inc.	14.3%
The Home Depot, Inc.	8.0%
Booking Holdings, Inc.	4.4%
McDonald’s Corp.	4.3%
Lowe’s Companies, Inc.	4.2%
TJX Companies, Inc.	3.6%
Starbucks Corp.	3.1%
NIKE, Inc. Class B	2.6%
Chipotle Mexican Grill, Inc.	2.2%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Dow Jones Internet Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Dow Jones Internet Bull 3X Shares
Class Name	Direxion Daily Dow Jones Internet Bull 3X Shares
Trading Symbol	WEBL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Dow Jones Internet Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Dow Jones Internet Bull 3X Shares	$158	0.94%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Dow Jones Internet Bull 3X Shares seeks to provide 300% of the daily return of the Dow Jones Internet Composite Index. The Dow Jones Internet Composite Index includes companies that generate at least 50% of their annual sales/revenue from the internet as determined by the Index Provider. Additionally, each stock must have a minimum of three months’ trading history and a three month average market capitalization of at least $100 million. The Index consists of 40 stocks that are included in two different sectors, internet commerce and internet services. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Dow Jones Internet Composite Index returned 44.26%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Dow Jones Internet Bull 3X Shares returned 136.73%, while the model indicated an expected return of 169.85%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/07/2019)
Direxion Daily Dow Jones Internet Bull 3X Shares	136.73	-3.09
S&P 500® Index	38.02	15.02
Dow Jones Internet Composite Index	44.26	11.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 134,852,836
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 1,237,181
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$134,852,836
Number of Holdings	47
Net Advisory Fee	$1,237,181
Portfolio Turnover	61%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	232%
Common Stocks	68%
Total (as % of net assets)	300%

Index Composition	(%)
Information Technology	36.2%
Communication Services	31.2%
Consumer Discretionary	23.8%
Financials	4.3%
Industrials	2.9%
Health Care	1.6%

Top 10 Constituents of Index	(%)
Meta Platforms, Inc.	10.0%
Amazon.com, Inc.	9.1%
Netflix, Inc.	8.3%
Salesforce, Inc.	7.2%
Alphabet, Inc.	5.6%
Booking Holdings, Inc.	5.0%
Alphabet, Inc. Class C	4.6%
Arista Networks, Inc.	4.6%
Cisco Systems, Inc.	4.5%
PayPal Holdings, Inc.	4.2%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Dow Jones Internet Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Dow Jones Internet Bear 3X Shares
Class Name	Direxion Daily Dow Jones Internet Bear 3X Shares
Trading Symbol	WEBS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Dow Jones Internet Bear 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Dow Jones Internet Bear 3X Shares	$63	0.95%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Dow Jones Internet Bear 3X Shares seeks to provide -300% of the daily return of the Dow Jones Internet Composite Index. The Dow Jones Internet Composite Index includes companies that generate at least 50% of their annual sales/revenue from the internet as determined by the Index Provider. Additionally, each stock must have a minimum of three months’ trading history and a three month average market capitalization of at least $100 million. The Index consists of 40 stocks that are included in two different sectors, internet commerce and internet services. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Dow Jones Internet Composite Index returned 44.26%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Dow Jones Internet Bear 3X Shares returned -66.86%, while the model indicated an expected return of -73.08%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/07/2019)
Direxion Daily Dow Jones Internet Bear 3X Shares	-66.86	-53.57
S&P 500® Index	38.02	15.02
Dow Jones Internet Composite Index	44.26	11.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 17,127,110
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 135,389
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$17,127,110
Number of Holdings	6
Net Advisory Fee	$135,389
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-300%
Total (as % of net assets)	-300%

Index Composition	(%)
Information Technology	36.2%
Communication Services	31.2%
Consumer Discretionary	23.8%
Financials	4.3%
Industrials	2.9%
Health Care	1.6%

Top 10 Constituents of Index	(%)
Meta Platforms, Inc.	10.0%
Amazon.com, Inc.	9.1%
Netflix, Inc.	8.3%
Salesforce, Inc.	7.2%
Alphabet, Inc.	5.6%
Booking Holdings, Inc.	5.0%
Alphabet, Inc. Class C	4.6%
Arista Networks, Inc.	4.6%
Cisco Systems, Inc.	4.5%
PayPal Holdings, Inc.	4.2%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Financial Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Financial Bull 3X Shares
Class Name	Direxion Daily Financial Bull 3X Shares
Trading Symbol	FAS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Financial Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Financial Bull 3X Shares	$158	0.87%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Financial Bull 3X Shares seeks to provide 300% of the daily return of the Financial Select Sector Index. The Financial Select Sector Index is provided by S&P Dow Jones Indices and includes securities of companies from the following industries: Banks; Thrifts & Mortgage Finance; Diversified Financial Services; Consumer Finance; Capital Markets; Insurance; and Mortgage Real Estate Investment Trusts (REITs). To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Financial Select Sector Index returned 46.35%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Financial Bull 3X Shares returned 162.48%, while the model indicated an expected return of 219.30%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Financial Bull 3X Shares	162.48	12.66	18.03
Financial Select Sector Index	46.35	12.46	11.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,374,110,197
Holdings Count | $ / shares	84
Advisory Fees Paid, Amount	$ 15,948,998
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,374,110,197
Number of Holdings	84
Net Advisory Fee	$15,948,998
Portfolio Turnover	19%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	230%
Common Stocks	70%
Total (as % of net assets)	300%

Index Composition	(%)
Financial Services	31.4%
Banks	24.9%
Capital Markets	23.4%
Insurance	16.1%
Consumer Finance	4.2%

Top 10 Constituents of Index	(%)
Berkshire Hathaway Class B	12.8%
JPMorgan Chase & Co.	9.8%
Visa, Inc. Class A	7.5%
MasterCard, Inc. Class A	6.4%
Bank of America Corp.	4.4%
Wells Fargo & Co.	3.4%
Goldman Sachs Group, Inc.	2.5%
S&P Global, Inc.	2.4%
American Express Co.	2.4%
Morgan Stanley	2.2%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Financial Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Financial Bear 3X Shares
Class Name	Direxion Daily Financial Bear 3X Shares
Trading Symbol	FAZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Financial Bear 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Financial Bear 3X Shares	$62	0.91%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Financial Bear 3X Shares seeks to provide -300% of the daily return of the Financial Select Sector Index. The Financial Select Sector Index is provided by S&P Dow Jones Indices and includes securities of companies from the following industries: Banks; Thrifts & Mortgage Finance; Diversified Financial Services; Consumer Finance; Capital Markets; Insurance; and Mortgage Real Estate Investment Trusts (REITs). To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Financial Select Sector Index returned 46.35%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Financial Bear 3X Shares returned -64.30%, while the model indicated an expected return of -73.48%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Financial Bear 3X Shares	-64.30	-50.26	-43.23
Financial Select Sector Index	46.35	12.46	11.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 128,316,186
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 1,005,622
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$128,316,186
Number of Holdings	8
Net Advisory Fee	$1,005,622
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-300%
Total (as % of net assets)	-300%

Index Composition	(%)
Financial Services	31.4%
Banks	24.9%
Capital Markets	23.4%
Insurance	16.1%
Consumer Finance	4.2%

Top 10 Constituents of Index	(%)
Berkshire Hathaway Class B	12.8%
JPMorgan Chase & Co.	9.8%
Visa, Inc. Class A	7.5%
MasterCard, Inc. Class A	6.4%
Bank of America Corp.	4.4%
Wells Fargo & Co.	3.4%
Goldman Sachs Group, Inc.	2.5%
S&P Global, Inc.	2.4%
American Express Co.	2.4%
Morgan Stanley	2.2%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Healthcare Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Healthcare Bull 3X Shares
Class Name	Direxion Daily Healthcare Bull 3X Shares
Trading Symbol	CURE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Healthcare Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Healthcare Bull 3X Shares	$111	0.90%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Healthcare Bull 3X Shares seeks to provide 300% of the daily return of the Health Care Select Sector Index. The Health Care Select Sector Index is provided by Standard & Poor’s and includes domestic companies from the healthcare sector, which includes the following industries: pharmaceuticals; health care equipment and supplies; health care providers and services; biotechnology; life sciences tools and services; and health care technology. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Health Care Select Sector Index returned 19.91%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Healthcare Bull 3X Shares returned 46.26%, while the model indicated an expected return of 66.61%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Healthcare Bull 3X Shares	46.26	15.27	15.00
S&P 500® Index	38.02	15.27	13.00
Health Care Select Sector Index	19.91	11.19	10.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 153,896,151
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 1,431,196
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$153,896,151
Number of Holdings	69
Net Advisory Fee	$1,431,196
Portfolio Turnover	23%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	224%
Common Stocks	76%
Total (as % of net assets)	300%

Index Composition	(%)
Pharmaceuticals	31.2%
Health Care Equipment & Supplies	21.0%
Health Care Providers & Services	20.8%
Biotechnology	16.9%
Life Sciences Tools & Services	10.1%

Top 10 Constituents of Index	(%)
Eli Lilly & Co.	12.2%
UnitedHealth Group, Inc.	9.7%
Johnson & Johnson	7.1%
AbbVie, Inc.	6.7%
Merck & Co., Inc.	4.8%
Thermo Fisher Scientific, Inc.	3.9%
Abbott Laboratories	3.7%
Intuitive Surgical, Inc.	3.3%
Amgen, Inc.	3.2%
Pfizer, Inc.	3.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Homebuilders & Supplies Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Homebuilders & Supplies Bull 3X Shares
Class Name	Direxion Daily Homebuilders & Supplies Bull 3X Shares
Trading Symbol	NAIL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Homebuilders & Supplies Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Homebuilders & Supplies Bull 3X Shares	$179	0.91%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Homebuilders & Supplies Bull 3X Shares seeks to provide 300% of the daily return of the Dow Jones U.S. Select Home Construction Index. The Dow Jones U.S. Select Home Construction Index measures U.S. companies in the home construction sector that provide a wide range of products and services related to homebuilding, including home construction and producers, sellers and suppliers of building materials, furnishings and fixtures and also home improvement retailers. The index may include large-, mid- or small-capitalization companies. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Dow Jones U.S. Select Home Construction Index returned 60.67%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Homebuilders & Supplies Bull 3X Shares returned 193.80%, while the model indicated an expected return of 234.47%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/19/2015)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	193.80	13.03	13.90
S&P 500® Index	38.02	15.27	13.52
Dow Jones U.S. Select Home Construction Index	60.67	22.53	17.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 328,359,188
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 2,202,095
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$328,359,188
Number of Holdings	52
Net Advisory Fee	$2,202,095
Portfolio Turnover	70%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	242%
Common Stocks	58%
Total (as % of net assets)	300%

Index Composition	(%)
Household Durables	64.7%
Building Products	17.4%
Specialty Retail	11.3%
Chemicals	4.4%
Construction Materials	1.4%
Trading Companies & Distributors	0.8%

Top 10 Constituents of Index	(%)
D.R. Horton, Inc..	14.2%
Lennar Corp. Class A	11.8%
NVR, Inc.	8.0%
PulteGroup, Inc.	7.7%
The Home Depot, Inc.	4.8%
Lowe’s Companies, Inc.	4.8%
The Sherwin Williams Co.	4.4%
Toll Brothers, Inc.	4.3%
TopBuild Corp.	3.0%
Builders FirstSource, Inc.	2.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Industrials Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Industrials Bull 3X Shares
Class Name	Direxion Daily Industrials Bull 3X Shares
Trading Symbol	DUSL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Industrials Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Industrials Bull 3X Shares	$152	0.95%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Industrials Bull 3X Shares seeks to provide 300% of the daily return of the Industrials Select Sector Index. The Industrials Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the industrials sector which includes the following industries: aerospace and defense; industry conglomerates; machinery; road and rail; air freight and logistics; commercial services and supplies; professional services; electrical equipment; construction and engineering; trading companies and distributors; airlines; and building products. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Industrials Select Sector Index returned 38.23%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Industrials Bull 3X Shares returned 120.91%, while the model indicated an expected return of 151.08%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/03/2017)
Direxion Daily Industrials Bull 3X Shares	120.91	14.33	13.84
S&P 500® Index	38.02	15.27	14.26
Industrials Select Sector Index	38.23	13.23	11.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 37,009,964
Holdings Count | $ / shares	85
Advisory Fees Paid, Amount	$ 241,960
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$37,009,964
Number of Holdings	85
Net Advisory Fee	$241,960
Portfolio Turnover	20%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	226%
Common Stocks	74%
Total (as % of net assets)	300%

Index Composition	(%)
Aerospace & Defense	22.7%
Machinery	19.6%
Ground Transportation	11.4%
Electrical Equipment	9.3%
Professional Services	7.9%
Commercial Services & Supplies	7.7%
Building Products	6.2%
Industrial Conglomerates	5.0%
Air Freight & Logistics	4.6%
Trading Companies & Distributors	3.6%
Passenger Airlines	2.0%

Top 10 Constituents of Index	(%)
General Electric Co.	4.5%
Caterpillar, Inc.	4.4%
RTX Corp.	3.9%
Uber Technologies, Inc.	3.7%
Union Pacific Corp.	3.4%
Honeywell International, Inc.	3.3%
Eaton Corporation PLC ADR	3.2%
Automatic Data Processing, Inc.	2.9%
Lockheed Martin Corp.	2.8%
Boeing Co.	2.7%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Class Name	Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Trading Symbol	PILL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Pharmaceutical & Medical Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	$132	0.95%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Pharmaceutical & Medical Bull 3X Shares seeks to provide 300% of the daily return of the S&P Pharmaceuticals Select Industry Index. The S&P Pharmaceuticals Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard (GICS) pharmaceuticals subindustry. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P Pharmaceuticals Select Industry Index returned 30.19%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Pharmaceutical & Medical Bull 3X Shares returned 77.94%, while the model indicated an expected return of 102.29%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/15/2017)
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	77.94	-9.97	-13.13
S&P 500® Index	38.02	15.27	14.01
S&P Pharmaceuticals Select Industry Index	30.19	4.64	2.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 14,772,235
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 81,317
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$14,772,235
Number of Holdings	51
Net Advisory Fee	$81,317
Portfolio Turnover	67%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	226%
Common Stocks	74%
Total (as % of net assets)	300%

Index Composition	(%)
Pharmaceuticals	100.0%

Top 10 Constituents of Index	(%)
Corcept Therapeutics, Inc.	4.5%
Longboard Pharmaceuticals, Inc.	4.1%
Bristol-Myers Squibb Co.	3.9%
Intra-Cellular Therapies, Inc.	3.9%
Edgewise Therapeutics, Inc.	3.5%
Jazz Pharmaceuticals PLC ADR	3.5%
Viatris, Inc.	3.5%
Catalent, Inc.	3.4%
Royalty Pharma PLC ADR	3.4%
Pfizer, Inc.	3.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Real Estate Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Real Estate Bull 3X Shares
Class Name	Direxion Daily Real Estate Bull 3X Shares
Trading Symbol	DRN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Real Estate Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Real Estate Bull 3X Shares	$142	0.95%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Real Estate Bull 3X Shares seeks to provide 300% of the daily return of the Real Estate Select Sector Index. The Real Estate Select Sector Index is provided by S&P Dow Jones Indices and includes securities of companies from the following industries: real estate management and development and real estate investment trusts (“REITs”), excluding mortgage REITs. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Real Estate Select Sector Index returned 35.15%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Real Estate Bull 3X Shares returned 99.78%, while the model indicated an expected return of 126.16%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Real Estate Bull 3X Shares	99.78	-14.47	-1.78
S&P 500® Index	38.02	15.27	13.00
Real Estate Select Sector Index	35.15	5.52	7.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 96,619,988
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 611,269
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$96,619,988
Number of Holdings	36
Net Advisory Fee	$611,269
Portfolio Turnover	48%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	238%
Common Stocks	62%
Total (as % of net assets)	300%

Index Composition	(%)
Specialized REITs	44.6%
Retail REITs	12.7%
Health Care REITs	12.5%
Residential REITs	12.2%
Industrial REITs	9.5%
Real Estate Management & Development	6.3%
Hotel & Resort REITs	1.1%
Office REITs	1.1%

Top 10 Constituents of Index	(%)
Prologis, Inc.	9.5%
American Tower Corp.	9.1%
Equinix, Inc.	7.8%
Welltower, Inc.	7.1%
Digital Realty Trust, Inc.	5.0%
Public Storage	4.7%
Simon Property Group, Inc.	4.7%
Realty Income Corp.	4.7%
Crown Castle, Inc.	4.2%
CBRE Group, Inc. Class A	3.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Real Estate Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Real Estate Bear 3X Shares
Class Name	Direxion Daily Real Estate Bear 3X Shares
Trading Symbol	DRV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Real Estate Bear 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Real Estate Bear 3X Shares	$67	0.95%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Real Estate Bear 3X Shares seeks to provide -300% of the daily return of the Real Estate Select Sector Index. The Real Estate Select Sector Index is provided by S&P Dow Jones Indices and includes securities of companies from the following industries: real estate management and development and real estate investment trusts (“REITs”), excluding mortgage REITs. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Real Estate Select Sector Index returned 35.15%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Real Estate Bear 3X Shares returned -58.72%, while the model indicated an expected return of -66.18%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Real Estate Bear 3X Shares	-58.72	-35.94	-32.73
S&P 500® Index	38.02	15.27	13.00
Real Estate Select Sector Index	35.15	5.52	7.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 66,357,493
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 727,108
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$66,357,493
Number of Holdings	5
Net Advisory Fee	$727,108
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-300%
Total (as % of net assets)	-300%

Index Composition	(%)
Specialized REITs	44.6%
Retail REITs	12.7%
Health Care REITs	12.5%
Residential REITs	12.2%
Industrial REITs	9.5%
Real Estate Management & Development	6.3%
Hotel & Resort REITs	1.1%
Office REITs	1.1%

Top 10 Constituents of Index	(%)
Prologis, Inc.	9.5%
American Tower Corp.	9.1%
Equinix, Inc.	7.8%
Welltower, Inc.	7.1%
Digital Realty Trust, Inc.	5.0%
Public Storage	4.7%
Simon Property Group, Inc.	4.7%
Realty Income Corp.	4.7%
Crown Castle, Inc.	4.2%
CBRE Group, Inc. Class A	3.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Regional Banks Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Regional Banks Bull 3X Shares
Class Name	Direxion Daily Regional Banks Bull 3X Shares
Trading Symbol	DPST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Regional Banks Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Regional Banks Bull 3X Shares	$152	0.87%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Regional Banks Bull 3X Shares seeks to provide 300% of the daily return of the S&P Regional Banks Select Industry Index. The S&P Regional Banks Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard regional banks sub-industry. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P Regional Banks Select Industry Index returned 53.97%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Regional Banks Bull 3X Shares returned 149.84%, while the model indicated an expected return of 185.02%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/19/2015)
Direxion Daily Regional Banks Bull 3X Shares	149.84	-32.20	-18.45
S&P 500® Index	38.02	15.27	13.52
S&P Regional Banks Select Industry Index	53.97	5.19	6.28

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 762,914,032
Holdings Count | $ / shares	154
Advisory Fees Paid, Amount	$ 5,488,071
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$762,914,032
Number of Holdings	154
Net Advisory Fee	$5,488,071
Portfolio Turnover	138%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	230%
Common Stocks	70%
Total (as % of net assets)	300%

Index Composition	(%)
Banks	100.0%

Top 10 Constituents of Index	(%)
M&T Bank Corp.	5.1%
Regions Financial Corp.	4.8%
Huntington Bancshares, Inc.	4.8%
Citizens Financial Group, Inc.	4.6%
Truist Financial Corp.	4.5%
First Horizon National Corp.	3.7%
Zions Bancorp	3.0%
Western Alliance Bancorp	2.3%
Webster Financial Corp.	2.3%
Bank OZK	2.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Retail Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Retail Bull 3X Shares
Class Name	Direxion Daily Retail Bull 3X Shares
Trading Symbol	RETL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Retail Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Retail Bull 3X Shares	$122	0.92%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Retail Bull 3X Shares seeks to provide 300% of the daily return of the S&P Retail Select Industry Index. The S&P Retail Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard retail sub-industry. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P Retail Select Industry Index returned 29.80%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Retail Bull 3X Shares returned 65.88%, while the model indicated an expected return of 88.82%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Retail Bull 3X Shares	65.88	-1.35	1.54
S&P 500® Index	38.02	15.27	13.00
S&P Retail Select Industry Index	29.80	13.50	7.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 40,765,257
Holdings Count | $ / shares	85
Advisory Fees Paid, Amount	$ 380,011
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$40,765,257
Number of Holdings	85
Net Advisory Fee	$380,011
Portfolio Turnover	67%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	225%
Common Stocks	75%
Total (as % of net assets)	300%

Index Composition	(%)
Specialty Retail	69.2%
Consumer Staples Distribution & Retail	19.4%
Broadline Retail	11.4%

Top 10 Constituents of Index	(%)
Carvana Co.	2.4%
EVgo, Inc.	1.8%
Victoria’s Secret & Co.	1.8%
Sprouts Farmers Market, Inc.	1.7%
Lithia Motors, Inc. Class A.	1.6%
Warby Parker, Inc.	1.6%
GameStop Corp. Class A	1.5%
Dillard’s, Inc. Class A	1.5%
Monro Muffler Brake, Inc.	1.5%
The ODP Corp.	1.5%

Direxion Daily S&P 500® High Beta Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P 500® High Beta Bull 3X Shares
Class Name	Direxion Daily S&P 500® High Beta Bull 3X Shares
Trading Symbol	HIBL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily S&P 500® High Beta Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P 500® High Beta Bull 3X Shares	$140	0.95%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P 500® High Beta Bull 3X Shares seeks to provide 300% of the daily return of the S&P 500® High Beta Index. The S&P 500® High Beta Index selects 100 securities to include in the Index from the S&P 500® Index that have the highest sensitivity to market movements, or “beta” over the past 12 months as determined by the Index Provider. Securities with the highest beta are generally the most volatile securities of the S&P 500® Index. The Index is reviewed and rebalanced quarterly. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P 500® High Beta Index returned 36.47%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily S&P 500® High Beta Bull 3X Shares returned 94.90%, while the model indicated an expected return of 121.64%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/07/2019)
Direxion Daily S&P 500® High Beta Bull 3X Shares	94.90	3.16
S&P 500® Index	38.02	15.02
S&P 500® High Beta Index	36.47	16.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 39,105,615
Holdings Count | $ / shares	104
Advisory Fees Paid, Amount	$ 442,361
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$39,105,615
Number of Holdings	104
Net Advisory Fee	$442,361
Portfolio Turnover	112%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	221%
Common Stocks	79%
Total (as % of net assets)	300%

Index Composition	(%)
Information Technology	43.6%
Consumer Discretionary	17.4%
Industrials	15.5%
Financials	5.8%
Health Care	5.7%
Utilities	3.3%
Materials	3.1%
Communication Services	2.8%
Real Estate	1.8%
Consumer Staples	1.0%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	2.0%
Advanced Micro Devices, Inc.	1.6%
Broadcom, Inc.	1.6%
Norwegian Cruise Line Holdings Ltd. ADR	1.6%
Tesla, Inc.	1.6%
Carnival Corp. ADR	1.5%
Monolithic Power Systems, Inc.	1.5%
Albemarle Corp.	1.5%
CrowdStrike Holdings, Inc.	1.4%
Arista Networks, Inc.	1.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P 500® High Beta Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P 500® High Beta Bear 3X Shares
Class Name	Direxion Daily S&P 500® High Beta Bear 3X Shares
Trading Symbol	HIBS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily S&P 500® High Beta Bear 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P 500® High Beta Bear 3X Shares	$65	0.95%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P 500® High Beta Bear 3X Shares seeks to provide -300% of the daily return of the S&P 500® High Beta Index. The S&P 500® High Beta Index selects 100 securities to include in the Index from the S&P 500® Index that have the highest sensitivity to market movements, or “beta” over the past 12 months as determined by the Index Provider. Securities with the highest beta are generally the most volatile securities of the S&P 500® Index. The Index is reviewed and rebalanced quarterly. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P 500® High Beta Index returned 36.47%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily S&P 500® High Beta Bear 3X Shares returned -63.40%, while the model indicated an expected return of -70.10%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/07/2019)
Direxion Daily S&P 500® High Beta Bear 3X Shares	-63.40	-66.10
S&P 500® Index	38.02	15.02
S&P 500® High Beta Index	36.47	16.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 29,841,317
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 263,377
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$29,841,317
Number of Holdings	7
Net Advisory Fee	$263,377
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-300%
Total (as % of net assets)	-300%

Index Composition	(%)
Information Technology	43.6%
Consumer Discretionary	17.4%
Industrials	15.5%
Financials	5.8%
Health Care	5.7%
Utilities	3.3%
Materials	3.1%
Communication Services	2.8%
Real Estate	1.8%
Consumer Staples	1.0%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	2.0%
Advanced Micro Devices, Inc.	1.6%
Broadcom, Inc.	1.6%
Norwegian Cruise Line Holdings Ltd. ADR	1.6%
Tesla, Inc.	1.6%
Carnival Corp. ADR	1.5%
Monolithic Power Systems, Inc.	1.5%
Albemarle Corp.	1.5%
CrowdStrike Holdings, Inc.	1.4%
Arista Networks, Inc.	1.4%

Direxion Daily S&P Biotech Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P Biotech Bull 3X Shares
Class Name	Direxion Daily S&P Biotech Bull 3X Shares
Trading Symbol	LABU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily S&P Biotech Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P Biotech Bull 3X Shares	$146	0.91%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P Biotech Bull 3X Shares seeks to provide 300% of the daily return of the S&P Biotechnology Select Industry Index. The S&P Biotechnology Select Industry Index is provided by Standard & Poor’s and includes domestic companies from the biotechnology industry. The index is designed to measure the performance of the biotechnology sub-industry based on the Global Industry Classification Standards. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P Biotechnology Select Industry Index returned 46.86%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily S&P Biotech Bull 3X Shares returned 120.56%, while the model indicated an expected return of 151.12%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/28/2015)
Direxion Daily S&P Biotech Bull 3X Shares	120.56	-30.53	-29.32
S&P 500® Index	38.02	15.27	13.08
S&P Biotechnology Select Industry Index	46.86	3.75	2.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 887,427,379
Holdings Count | $ / shares	154
Advisory Fees Paid, Amount	$ 7,950,844
Investment Company Portfolio Turnover	179.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$887,427,379
Number of Holdings	154
Net Advisory Fee	$7,950,844
Portfolio Turnover	179%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	230%
Common Stocks	70%
Total (as % of net assets)	300%

Index Composition	(%)
Biotechnology	100.0%

Top 10 Constituents of Index	(%)
Incyte Corp.	3.0%
United Therapeutics Corp.	2.8%
Viking Therapeutics, Inc.	2.8%
Gilead Sciences, Inc.	2.8%
Exact Sciences Corp.	2.7%
AbbVie, Inc.	2.7%
Sarepta Therapeutics, Inc.	2.6%
Alnylam Pharmaceuticals, Inc.	2.6%
Neurocrine Biosciences, Inc.	2.5%
Vertex Pharmaceuticals, Inc.	2.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P Biotech Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P Biotech Bear 3X Shares
Class Name	Direxion Daily S&P Biotech Bear 3X Shares
Trading Symbol	LABD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily S&P Biotech Bear 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P Biotech Bear 3X Shares	$59	0.95%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P Biotech Bear 3X Shares seeks to provide -300% of the daily return of the S&P Biotechnology Select Industry Index. The S&P Biotechnology Select Industry Index is provided by Standard & Poor’s and includes domestic companies from the biotechnology industry. The index is designed to measure the performance of the biotechnology sub-industry based on the Global Industry Classification Standards. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P Biotechnology Select Industry Index returned 46.86%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily S&P Biotech Bear 3X Shares returned -76.03%, while the model indicated an expected return of -80.43%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/28/2015)
Direxion Daily S&P Biotech Bear 3X Shares	-76.03	-56.10	-52.76
S&P 500® Index	38.02	15.27	13.08
S&P Biotechnology Select Industry Index	46.86	3.75	2.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 77,835,733
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 835,485
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$77,835,733
Number of Holdings	10
Net Advisory Fee	$835,485
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-300%
Total (as % of net assets)	-300%

Index Composition	(%)
Biotechnology	100.0%

Top 10 Constituents of Index	(%)
Incyte Corp.	3.0%
United Therapeutics Corp.	2.8%
Viking Therapeutics, Inc.	2.8%
Gilead Sciences, Inc.	2.8%
Exact Sciences Corp.	2.7%
AbbVie, Inc.	2.7%
Sarepta Therapeutics, Inc.	2.6%
Alnylam Pharmaceuticals, Inc.	2.6%
Neurocrine Biosciences, Inc.	2.5%
Vertex Pharmaceuticals, Inc.	2.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Semiconductor Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Semiconductor Bull 3X Shares
Class Name	Direxion Daily Semiconductor Bull 3X Shares
Trading Symbol	SOXL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Semiconductor Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Semiconductor Bull 3X Shares	$94	0.62%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Semiconductor Bull 3X Shares seeks to provide 300% of the daily return of the NYSE Semiconductor Index. The NYSE Semiconductor Index is a rules-based, modified float-adjusted market capitalization-weighted index that tracks the performance of the 30 largest U.S. listed semiconductor companies. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the NYSE Semiconductor Index returned 49.58%. Given the  daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Semiconductor Bull 3X Shares returned 102.08%, while the model indicated an expected return of 131.41%. Effective November 3, 2023, the name of the underlying index for the Direxion Daily Semiconductor Bull 3X Shares was changed from the ICE Semiconductor Index to the NYSE Semiconductor Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Semiconductor Bull 3X Shares	102.08	18.34	33.28
S&P 500® Index	38.02	15.27	13.00
NYSE Semiconductor Index	49.58	25.62	23.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 9,927,017,716
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 50,530,105
Investment Company Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$9,927,017,716
Number of Holdings	43
Net Advisory Fee	$50,530,105
Portfolio Turnover	145%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	230%
Common Stocks	70%
Total (as % of net assets)	300%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	100.0%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	9.4%
Broadcom, Inc.	8.8%
Advanced Micro Devices, Inc.	8.2%
Texas Instruments, Inc.	6.3%
Qualcomm, Inc.	6.1%
Marvell Technology, Inc.	4.4%
Micron Technology, Inc.	4.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Intel Corp.	4.1%
Analog Devices, Inc.	4.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Semiconductor Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Semiconductor Bear 3X Shares
Class Name	Direxion Daily Semiconductor Bear 3X Shares
Trading Symbol	SOXS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Semiconductor Bear 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Semiconductor Bear 3X Shares	$51	0.86%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Semiconductor Bear 3X Shares seeks to provide -300% of the daily return of the NYSE Semiconductor Index. The NYSE Semiconductor Index is a rules-based, modified float-adjusted market capitalization-weighted index that tracks the performance of the 30 largest U.S. listed semiconductor companies. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the NYSE Semiconductor Index returned 49.58%. Given the  daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Semiconductor Bear 3X Shares returned -82.13%, while the model indicated an expected return of -85.53%. Effective November 3, 2023, the name of the underlying index for the Direxion Daily Semiconductor Bear 3X Shares was changed from the ICE Semiconductor Index to the NYSE Semiconductor Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Semiconductor Bear 3X Shares	-82.13	-76.70	-69.51
S&P 500® Index	38.02	15.27	13.00
NYSE Semiconductor Index	49.58	25.62	23.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 857,809,148
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 6,006,920
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$857,809,148
Number of Holdings	12
Net Advisory Fee	$6,006,920
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-300%
Total (as % of net assets)	-300%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	100.0%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	9.4%
Broadcom, Inc.	8.8%
Advanced Micro Devices, Inc.	8.2%
Texas Instruments, Inc.	6.3%
Qualcomm, Inc.	6.1%
Marvell Technology, Inc.	4.4%
Micron Technology, Inc.	4.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Intel Corp.	4.1%
Analog Devices, Inc.	4.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Technology Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Technology Bull 3X Shares
Class Name	Direxion Daily Technology Bull 3X Shares
Trading Symbol	TECL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Technology Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Technology Bull 3X Shares	$122	0.83%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Technology Bull 3X Shares seeks to provide 300% of the daily return of the Technology Select Sector Index. The Technology Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the technology sector which includes domestic companies from the technology sector which includes the following industries: computers and peripherals; software; diversified telecommunications services; communications equipment; semiconductors and semi-conductor equipment; internet software and services; IT services; electronic equipment, instruments and components; wireless telecommunication services; and office electronics. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Technology Select Sector Index returned 36.68%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Technology Bull 3X Shares returned 93.90%, while the model indicated an expected return of 121.08%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Technology Bull 3X Shares	93.90	35.27	38.36
S&P 500® Index	38.02	15.27	13.00
Technology Select Sector Index	36.68	22.89	20.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 3,083,013,112
Holdings Count | $ / shares	81
Advisory Fees Paid, Amount	$ 21,861,797
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$3,083,013,112
Number of Holdings	81
Net Advisory Fee	$21,861,797
Portfolio Turnover	134%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	231%
Common Stocks	69%
Total (as % of net assets)	300%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	35.3%
Software	33.9%
Technology Hardware, Storage & Peripherals	16.8%
IT Services	6.1%
Communications Equipment	4.7%
Electronic Equipment, Instruments & Components	3.2%

Top 10 Constituents of Index	(%)
Apple, Inc.	14.8%
NVIDIA Corp.	14.1%
Microsoft Corp.	13.0%
Broadcom, Inc.	4.5%
Salesforce, Inc.	3.2%
Oracle Corp.	3.0%
Advanced Micro Devices, Inc.	2.6%
Cisco Systems, Inc.	2.5%
Accenture PLC Class A ADR	2.4%
Adobe, Inc.	2.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Technology Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Technology Bear 3X Shares
Class Name	Direxion Daily Technology Bear 3X Shares
Trading Symbol	TECS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Technology Bear 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Technology Bear 3X Shares	$62	0.91%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Technology Bear 3X Shares seeks to provide -300% of the daily return of the Technology Select Sector Index. The Technology Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the technology sector which includes domestic companies from the technology sector which includes the following industries: computers and peripherals; software; diversified telecommunications services; communications equipment; semiconductors and semi-conductor equipment; internet software and services; IT services; electronic equipment, instruments and components; wireless telecommunication services; and office electronics. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Technology Select Sector Index returned 36.68%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Technology Bear 3X Shares returned -63.99%, while the model indicated an expected return of -70.57%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Technology Bear 3X Shares	-63.99	-63.69	-56.42
S&P 500® Index	38.02	15.27	13.00
Technology Select Sector Index	36.68	22.89	20.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 101,355,214
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 800,881
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$101,355,214
Number of Holdings	12
Net Advisory Fee	$800,881
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-300%
Total (as % of net assets)	-300%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	35.3%
Software	33.9%
Technology Hardware, Storage & Peripherals	16.8%
IT Services	6.1%
Communications Equipment	4.7%
Electronic Equipment, Instruments & Components	3.2%

Top 10 Constituents of Index	(%)
Apple, Inc.	14.8%
NVIDIA Corp.	14.1%
Microsoft Corp.	13.0%
Broadcom, Inc.	4.5%
Salesforce, Inc.	3.2%
Oracle Corp.	3.0%
Advanced Micro Devices, Inc.	2.6%
Cisco Systems, Inc.	2.5%
Accenture PLC Class A ADR	2.4%
Adobe, Inc.	2.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Transportation Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Transportation Bull 3X Shares
Class Name	Direxion Daily Transportation Bull 3X Shares
Trading Symbol	TPOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Transportation Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Transportation Bull 3X Shares	$129	0.95%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Transportation Bull 3X Shares seeks to provide 300% of the daily return of the S&P Transportation Select Industry FMC Capped Index. The S&P Transportation Select Industry FMC Capped Index is provided by S&P Dow Jones Indices and is designed to measure stocks in the S&P Total Market Index that are included in the Global Industry Classification Standard transportation sub-industry. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the S&P Transportation Select Industry FMC Capped Index returned 29.23%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Transportation Bull 3X Shares returned 71.31%, while the model indicated an expected return of 95.69%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/03/2017)
Direxion Daily Transportation Bull 3X Shares	71.31	6.21	5.58
S&P 500® Index	38.02	15.27	14.26
S&P Transportation Select Industry FMC Capped Index	29.23	10.05	9.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 21,240,551
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 166,144
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$21,240,551
Number of Holdings	51
Net Advisory Fee	$166,144
Portfolio Turnover	53%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	225%
Common Stocks	75%
Total (as % of net assets)	300%

Index Composition	(%)
Ground Transportation	61.1%
Air Freight & Logistics	19.6%
Passenger Airlines	17.2%
Marine Transportation	2.1%

Top 10 Constituents of Index	(%)
Uber Technologies, Inc.	17.4%
Union Pacific Corp.	16.3%
United Parcel Service, Inc. Class B	8.6%
Delta Air Lines, Inc.	5.5%
Old Dominion Freight Line, Inc.	4.5%
United Continental Holdings, Inc.	4.4%
CSX Corp.	4.3%
Norfolk Southern Corp.	4.2%
FedEx Corp.	4.1%
Southwest Airlines Co.	3.1%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Utilities Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Utilities Bull 3X Shares
Class Name	Direxion Daily Utilities Bull 3X Shares
Trading Symbol	UTSL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Utilities Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Utilities Bull 3X Shares	$151	0.95%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Utilities Bull 3X Shares seeks to provide 300% of the daily return of the Utilities Select Sector Index. The Utilities Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the utilities sector which includes the following industries: electric utilities; multi-utilities; water utilities; independent power producers and energy trades; and gas utilities. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the Utilities Select Sector Index returned 38.59%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily Utilities Bull 3X Shares returned 116.98%, while the model indicated an expected return of 146.77%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/03/2017)
Direxion Daily Utilities Bull 3X Shares	116.98	-1.05	8.22
S&P 500® Index	38.02	15.27	14.26
Utilities Select Sector Index	38.59	7.94	9.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 55,279,905
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 346,495
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$55,279,905
Number of Holdings	39
Net Advisory Fee	$346,495
Portfolio Turnover	48%

Holdings [Text Block]

Index Composition	(%)
Electric Utilities	65.5%
Multi-Utilities	26.0%
Independent Power and Renewable Electricity Producers	4.5%
Water Utilities	2.2%
Gas Utilities	1.8%

Top 10 Constituents of Index	(%)
NextEra Energy, Inc.	13.4%
Southern Co.	8.2%
Duke Energy Corp.	7.3%
Constellation Energy Corp.	6.7%
Sempra Energy	4.3%
American Electric Power Co., Inc.	4.3%
Dominion Energy, Inc.	4.1%
Public Service Enterprise Group, Inc.	3.7%
PG&E Corp.	3.5%
Vistra Corp.	3.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily 7-10 Year Treasury Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily 7-10 Year Treasury Bull 3X Shares
Class Name	Direxion Daily 7-10 Year Treasury Bull 3X Shares
Trading Symbol	TYD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily 7-10 Year Treasury Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily 7-10 Year Treasury Bull 3X Shares	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily 7-10 Year Treasury Bull 3X Shares seeks to provide 300% of the daily return of the ICE U.S. Treasury 7-10 Year Bond Index. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned 9.38%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily 7-10 Year Treasury Bull 3X Shares returned 13.93%, while the model indicated an expected return of 28.04%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily 7-10 Year Treasury Bull 3X Shares	13.93	-11.64	-2.77
S&P 500® Index	38.02	15.27	13.00
ICE U.S. Treasury 7-10 Year Bond Index	9.38	-1.39	1.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 52,792,555
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 384,544
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$52,792,555
Number of Holdings	8
Net Advisory Fee	$384,544
Portfolio Turnover	42%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	241%
Investment Companies	59%
Total (as % of net assets)	300%

Top 10 Constituents of Index	(%)
U.S. 10 Year Treasury:
4.375%, 2034-05-15	9.0%
4.000%, 2034-02-15	8.7%
4.500%, 2033-11-15	8.7%
3.875%, 2034-08-15	8.6%
3.875%, 2033-08-15	7.7%
4.125%, 2032-11-15	7.3%
3.500%, 2033-02-15	6.9%
2.875%, 2032-05-15	6.9%
3.375%, 2033-05-15	6.9%
1.375%, 2031-11-15	6.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Class Name	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Trading Symbol	TYO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily 7-10 Year Treasury Bear 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily 7-10 Year Treasury Bear 3X Shares	$90	0.95%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily 7-10 Year Treasury Bear 3X Shares seeks to provide -300% of the daily return of the ICE U.S. Treasury 7-10 Year Bond Index. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned 9.38%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily 7-10 Year Treasury Bear 3X Shares returned -10.51%, while the model indicated and an expected return of -25.49%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily 7-10 Year Treasury Bear 3X Shares	-10.51	7.60	-2.45
S&P 500® Index	38.02	15.27	13.00
ICE U.S. Treasury 7-10 Year Bond Index	9.38	-1.39	1.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 14,745,955
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 114,324
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$14,745,955
Number of Holdings	6
Net Advisory Fee	$114,324
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-300%
Total (as % of net assets)	-300%

Top 10 Constituents of Index	(%)
U.S. 10 Year Treasury:
4.375%, 2034-05-15	9.0%
4.000%, 2034-02-15	8.7%
4.500%, 2033-11-15	8.7%
3.875%, 2034-08-15	8.6%
3.875%, 2033-08-15	7.7%
4.125%, 2032-11-15	7.3%
3.500%, 2033-02-15	6.9%
2.875%, 2032-05-15	6.9%
3.375%, 2033-05-15	6.9%
1.375%, 2031-11-15	6.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily 20+ Year Treasury Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily 20+ Year Treasury Bull 3X Shares
Class Name	Direxion Daily 20+ Year Treasury Bull 3X Shares
Trading Symbol	TMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily 20+ Year Treasury Bull 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily 20+ Year Treasury Bull 3X Shares	$80	0.71%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily 20+ Year Treasury Bull 3X Shares seeks to provide 300% of the daily return of the ICE U.S. Treasury 20+ Year Bond Index. The ICE U.S. Treasury 20+ Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than 20 years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the ICE U.S. Treasury 20+ Year Bond Index returned 15.22%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily 20+ Year Treasury Bull 3X Shares returned 24.58%, while the model indicated an expected return of 43.17%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily 20+ Year Treasury Bull 3X Shares	24.58	-29.19	-11.40
S&P 500® Index	38.02	15.27	13.00
ICE U.S. Treasury 20+ Year Bond Index	15.22	-5.78	0.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 6,061,473,832
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 30,953,796
Investment Company Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$6,061,473,832
Number of Holdings	10
Net Advisory Fee	$30,953,796
Portfolio Turnover	172%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	228%
Investment Companies	72%
Total (as % of net assets)	300%

Top 10 Constituents of Index	(%)
U.S. 30 Year Treasury:
4.625%, 2054-05-15	5.0%
4.750%, 2053-11-15	4.9%
4.250%, 2054-08-15	4.7%
4.250%, 2054-02-15	4.7%
4.250%, 2053-08-15	4.2%
4.000%, 2052-11-15	3.7%
2.250%, 2051-05-15	3.5%
3.625%, 2053-05-15	3.5%
3.500%, 2053-02-15	3.4%
2.000%, 2051-08-15	3.1%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily 20+ Year Treasury Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily 20+ Year Treasury Bear 3X Shares
Class Name	Direxion Daily 20+ Year Treasury Bear 3X Shares
Trading Symbol	TMV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily 20+ Year Treasury Bear 3X Shares for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily 20+ Year Treasury Bear 3X Shares	$73	0.86%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily 20+ Year Treasury Bear 3X Shares seeks to provide -300% of the daily return of the ICE U.S. Treasury 20+ Year Bond Index. The ICE U.S. Treasury 20+ Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than 20 years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. To determine if the Fund has met its daily investment goals, the Advisor, Rafferty Asset Management, LLC maintains models which indicate the expected performance of the Fund as compared to the underlying index. The models do not take into account the expense ratio, or any transaction or trading fees associated with creating or maintaining the Fund’s portfolio. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying volatility. For the Annual Period, the ICE U.S. Treasury 20+ Year Bond Index returned 15.22%. Given the daily investment objectives of the ETF and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETF. The Direxion Daily 20+ Year Treasury Bear 3X Shares returned -29.79%, while the model indicated an expected return of -42.75%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily 20+ Year Treasury Bear 3X Shares	-29.79	6.90	-8.96
S&P 500® Index	38.02	15.27	13.00
ICE U.S. Treasury 20+ Year Bond Index	15.22	-5.78	0.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 177,731,119
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 1,689,565
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$177,731,119
Number of Holdings	9
Net Advisory Fee	$1,689,565
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	-300%
Total (as % of net assets)	-300%

Top 10 Constituents of Index	(%)
U.S. 30 Year Treasury:
4.625%, 2054-05-15	5.0%
4.750%, 2053-11-15	4.9%
4.250%, 2054-08-15	4.7%
4.250%, 2054-02-15	4.7%
4.250%, 2053-08-15	4.2%
4.000%, 2052-11-15	3.7%
2.250%, 2051-05-15	3.5%
3.625%, 2053-05-15	3.5%
3.500%, 2053-02-15	3.4%
2.000%, 2051-08-15	3.1%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion

[1]
**	Percentage shown is annualized.

[2]
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.

[3]
**	Percentage shown is annualized.

[4]
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.

[5]
**	Percentage shown is annualized.

[6]
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.

[7]
**	Percentage shown is annualized.

[8]
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.

[9]
**	Percentage shown is annualized.

[10]
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.

[11]
**	Percentage shown is annualized.

[12]
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.

[13]
**	Percentage shown is annualized.

[14]
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.

[15]
**	Percentage shown is annualized.

[16]
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.

[17]
**	Percentage shown is annualized.

[18]
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.

[19]
**	Percentage shown is annualized.

[20]
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.

[21]
**	Percentage shown is annualized.

[22]
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.

[23]
**	Percentage shown is annualized.

[24]
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.

[25]
**	Percentage shown is annualized.

[26]
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.

[27]
**	Percentage shown is annualized.

[28]
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.

[29]
**	Percentage shown is annualized.

[30]
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.

[31]
**	Percentage shown is annualized.

[32]
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.

[33]
**	Percentage shown is annualized.

[34]
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.

[35]
**	Percentage shown is annualized.

[36]
*	Amount shown reflects the expense of the Fund from inception date through October 31, 2024. Expenses would be higher if the fund had been in operations for the entire period of this report.